As filed with the Securities and Exchange Commission on December 12, 2008

Registration No.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No.  ☐

(Check appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (302) 791-1112

EDWARD J. ROACH

PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

Copies to:

MICHAEL P. MALLOY, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, par value $0.001 per share.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay the effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

THE RBB FUND, INC.

FORM N-14

CROSS REFERENCE SHEET

Item No.	Heading

Part A

1. Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

2. Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3. Fee Table, Synopsis Information and Risk Factors	Summary; Comparative Fees and Expenses; Investment Objectives and Principal Strategies; Principal Risk Factors

4. Information About the Transaction	Information about the Reorganization; Directors’ Considerations; Description of the Plan of Reorganization; Description of the Securities to be Issued; Federal Income Tax Consequences; Capitalization

5. Information About the Registrant	Summary; Comparative Fees and Expenses; Comparison of the 130/30 Fund and the Long/Short Fund; Investment Objectives and Principal Investment Strategies; Principal Risk Factors; Investment Adviser and Advisory Fee Information; Other Service Providers; Financial Highlights; Materials Incorporated by Reference

6. Information About the Company Being Acquired	Summary; Comparative Fees and Expenses; Comparison of the 130/30 Fund and the Long/Short Fund; Investment Objectives and Principal Investment Strategies; Principal Risk Factors; Investment Adviser and Advisory Fee Information; Other Service Providers; Financial Highlights; Materials Incorporated by Reference

7. Voting Information	Voting Information

8. Interest of Certain Persons and Experts	Not Applicable

9. Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10. Cover Page	Cover Page

11. Table of Contents	Not Applicable

12. Additional Information About the Registrant	Incorporation of Documents by Reference into Statement of Additional Information

13. Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14. Financial Statements	Pro Forma Financial Information

Part C

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

ROBECO INVESTMENT FUNDS

OF THE

RBB FUND, INC.

ROBECO WPG 130/30 LARGE CAP CORE FUND

103 Bellevue Parkway, 4th Floor

Wilmington, Delaware 19809

            , 2009

Dear Shareholder:

On behalf of the Board of Directors of The RBB Fund, Inc. (the “Company”), we are pleased to invite you to a special meeting of shareholders of the Robeco WPG 130/30 Large Cap Core Fund (the “130/30 Fund”) to be held at 11:00 a.m. on February     , 2009 at Bellevue Corporate Center, 301 Bellevue Parkway, 2nd Floor, Wilmington, Delaware 19809 (the “Meeting”). At the Meeting, shareholders of the 130/30 Fund will be asked to approve a Plan of Reorganization, dated as of November 13, 2008 (the “Plan of Reorganization”), which contemplates the reorganization of the 130/30 Fund into the Institutional Class of the Robeco Boston Partners Long/Short Fund (“Long/Short Fund”). The 130/30 Fund and the Long/Short Fund are separate investment portfolios of the Company and are sometimes referred to as the “Funds.”

The proposed reorganization will enable 130/30 Fund shareholders to invest in a larger fund with a similar investment objective and a similar investment strategy. Although the total operating expenses of the Long/Short Fund Institutional Class shares are expected to be higher than the current total operating expenses of the 130/30 Fund, the recent and long-term past performance of the Long/Short Fund Institutional Class shares (net of fees) for periods ended as of August 31, 2008 has been higher than that of both the 130/30 Fund (net of fees) and the Fund’s benchmark, the S&P 500 Index, including for periods ended prior to September 4, 2007 when the 130/30 Fund’s investment strategy did not include short selling. By combining the assets of the two Funds, a single fund will be created with a considerably larger asset base than the assets of the 130/30 Fund alone. This greater asset size should allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the reorganization is intended to be tax-free and will not dilute your investment.

The Board of Directors recommends that 130/30 Fund shareholders vote in favor of the proposed reorganization. For more information about the reorganization, please carefully review the enclosed materials. The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a proxy card(s) and the Funds’ prospectus, as supplemented, are enclosed.

Your vote is important to us regardless of the number of shares that you own. We urge you to vote as soon as possible. For your convenience, you may vote in any one of three ways: via telephone by calling the number listed on your proxy card(s), via mail by returning the enclosed proxy card(s) or via the Internet site listed on the proxy card(s). Please have your proxy card(s) available when calling to vote by telephone or via the Internet site.

If you have any questions about the reorganization, please do not hesitate to contact the Funds toll free at [1-888-261-4073].

We look forward to your attendance at the Meeting or receiving your vote by mail, by telephone or via the Internet so that your shares may be voted at the Meeting.

Sincerely,

Edward J. Roach
President
The RBB Fund, Inc.

ROBECO INVESTMENT FUNDS

OF THE

RBB FUND, INC.

Questions & Answers

The following questions and answers provide an overview of the proposal to reorganize the 130/30 Fund into the Long/Short Fund. We also encourage you to read the full text of the Combined Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) that follows.

Q: What are shareholders being asked to vote upon?

A: Shareholders of the 130/30 Fund are being asked in the attached Proxy Statement/Prospectus to consider and approve a proposal to reorganize the 130/30 Fund into the Institutional Class of the Long/Short Fund.

Q. Why has the reorganization of the 130/30 Fund into the Long/Short Fund been recommended?

A: The Board of Directors of the Company, including those Directors who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), have determined that the reorganization of the 130/30 Fund into the Long/Short Fund is in the best interests of the shareholders of each of the 130/30 Fund and the Long/Short Fund and that the interests of the existing shareholders of the 130/30 Fund and the Long/Short Fund will not be diluted as a result of the reorganization. The 130/30 Fund has a very small asset base (less than $9 million as of December 8, 2008) and the Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has informed the Directors that it is likely that its assets will not increase significantly to make the Fund economically viable. The proposed reorganization would enable the shareholders of the 130/30 Fund to continue their individual investment programs in a larger fund with a similar investment objective and similar investment strategy. Shareholders of both the 130/30 Fund and Long/Short Fund should benefit from the greater efficiencies that are expected to result from the reorganization. Although the total operating expenses of the Institutional Class shares of the Long/Short Fund after the reorganization are expected to be higher than the current total operating expenses of the 130/30 Fund, the recent and long-term performance of the Long/Short Fund Institutional Class shares (net of fees) for periods ended as of August 31, 2008 has been higher than that of the 130/30 Fund, including for periods ended prior to September 4, 2007 when the 130/30 Fund’s investment strategy did not include short selling.

The Directors reviewed and considered a number of factors relating to the reorganization. The Directors also considered that neither the 130/30 Fund nor the Long/Short Fund will bear any direct fees or expenses in connection with the reorganization. Under the Plan of Reorganization, all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization, whether or not such transactions are concluded, will be paid by Robeco.

Q: What is the anticipated timing of the reorganization?

A: The special meeting of 130/30 Fund shareholders to consider the proposal is scheduled to occur on February 27, 2009. If all necessary approvals are obtained, the proposed reorganization will likely take place on or about February     , 2009, or another date selected by the Company.

Q: Who will receive the Proxy Statement/Prospectus material?

A: The Proxy Statement/Prospectus has been mailed to all persons and entities that held shares of record in the 130/30 Fund as of the close of business on December 29, 2008. Please note that in some cases record ownership of and/or voting authority over Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy Statement/Prospectus.

Q: How is the 130/30 Fund proposed to be reorganized?

A: If the reorganization is approved by 130/30 Fund shareholders, the Plan of Reorganization provides that the 130/30 Fund will transfer all of its assets and liabilities to the Long/Short Fund and all 130/30 Fund shares will be redeemed in exchange for Long/Short Fund Institutional Class shares. As a result, each shareholder of the 130/30 Fund will become a shareholder of the Long/Short Fund. If the reorganization is approved by shareholders, 130/30 Fund shareholders who do not wish to have their 130/30 Fund shares exchanged for Institutional Class shares of the Long/Short Fund as part of the reorganization should redeem their 130/30 Fund shares prior to the consummation of the reorganization. If you redeem your 130/30 Fund shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q: What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A: The 130/30 Fund will not bear any direct fees or expenses in connection with the reorganization. Under the Plan of Reorganization, Robeco has agreed to pay all of the fees and expenses in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization, whether or not the transactions contemplated are concluded.

The exchange of 130/30 Fund shares for Long/Short Fund Institutional Class shares is intended to be tax-free under federal income tax laws, and is conditioned on receipt of a tax opinion to that effect. Nonetheless, the sale of securities by the 130/30 Fund prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, may increase the amount of the final distribution made by the 130/30 Fund prior to the reorganization. Immediately prior to the reorganization, the 130/30 Fund will declare and pay a final distribution to shareholders of all of the 130/30 Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the reorganization, including the short taxable year that will end on the day of the reorganization.

Q: Do I have to attend the shareholders’ meeting in order to vote my shares?

A: No. You can simply mail in the enclosed proxy card(s) or use the telephone or internet procedures for voting your shares as set forth below.

Q: How can I vote my shares?

A: You may choose from one of the following options, as described in more detail on the enclosed proxy card(s):

•	By mail, using the enclosed proxy card(s) and return envelope;

•	By telephone, using the toll free number on the enclosed proxy card(s);

•	Through the Internet, using the website address on the enclosed proxy card(s); or

•	In person at the shareholders’ meeting.

Robeco Investment Funds

of the

RBB Fund, Inc.

Robeco WPG 130/30 Large Cap Core Fund

103 Bellevue Parkway, 4th Floor

Wilmington, Delaware 19809

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held On February     , 2009

To Shareholders of the Robeco WPG 130/30 Large Cap Core Fund:

NOTICE IS GIVEN THAT a special meeting (the “Meeting”) of the shareholders of the Robeco WPG 130/30 Large Cap Core Fund (the “130/30 Fund”), an investment portfolio of The RBB Fund, Inc. (the “Company”), will be held at 11:00 a.m., on February 28, 2009 at Bellevue Corporate Center, 301 Bellevue Parkway, 2nd Floor, Wilmington, Delaware 19809, for the purpose of considering and voting upon:

ITEM 1. A proposal to approve a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all the assets and liabilities of the 130/30 Fund to the Robeco Boston Partners Long/Short Equity Fund (the “Long/Short Fund”), also an investment portfolio of the Company, in exchange for Institutional Class shares of the Long/Short Fund. The Long/Short Fund Institutional Class shares received by the 130/30 Fund will be distributed to shareholders of the 130/30 Fund and the 130/30 Fund will be terminated as soon as practicable thereafter; and

ITEM 2. The transaction of such other business as may properly come before the Meeting or any adjournment(s) thereof.

The proposed reorganization and related matters are described in the attached Combined Proxy Statement/Prospectus. The Directors of the Company recommend that you vote in favor of the proposal.

Shareholders of record as of the close of business on December 29, 2008 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

By Order of the Board of Directors,

Jennifer Rogers
Secretary

A shareholder may think that his or her vote is not important, but it is vital. We urge you to sign and date the enclosed proxy card(s) and return it in the enclosed addressed envelope which requires no postage if mailed in the United States (or to take advantage of the telephonic or internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card(s) (or your voting by other available means) may save the necessity of further solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

COMBINED PROXY STATEMENT/PROSPECTUS

                    , 2009

THE RBB FUND, INC.

103 Bellevue Parkway

Wilmington, Delaware 19809

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) is being sent to shareholders of the Robeco WPG 130/30 Large Cap Core Fund (the “130/30 Fund”) a series of The RBB Fund, Inc., a Maryland corporation (the “Company”). The Company’s Board of Directors has called a special meeting of shareholders (the “Meeting”) of the 130/30 Fund to be held at Bellevue Corporate Center, 301 Bellevue Parkway, 2nd Floor, Wilmington, Delaware 19809 on February 28, 2009, at 11:00 a.m.

As is more fully described in this Proxy Statement/Prospectus, shareholders of the 130/30 Fund are being asked to approve a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all the assets and liabilities of the 130/30 Fund to the Robeco Boston Partners Long/Short Equity Fund (the “Long/Short Fund” and together with the 130/30 Fund, the “Funds”), also a series of the Company, in exchange for Institutional Class shares of the Long/Short Fund. The Long/Short Fund Institutional Class shares received by the 130/30 Fund will be distributed to shareholders of the 130/30 Fund and the 130/30 Fund will be terminated as soon as practicable thereafter.

At the Meeting, shareholders of the 130/30 Fund will be asked to approve a proposed Plan of Reorganization dated as of November 13, 2008 (the “Plan of Reorganization”) and the transactions contemplated thereby (the “Reorganization”). The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The 130/30 Fund and Long/Short Fund are separate investment portfolios of the Company. As of the date of this Proxy Statement/Prospectus, each Fund has shares outstanding in the Institutional Class and the Long/Short Fund also has shares outstanding in the Investor Class.

Plan of Reorganization. The Plan of Reorganization, which is attached as Appendix A, provides for and contemplates: (1) the transfer of all of the assets and liabilities of the 130/30 Fund to the Long/Short Fund in exchange for Institutional Class shares of the Long/Short Fund; and (2) the distribution of the Institutional Class shares of the Long/Short Fund received by the 130/30 Fund in the Reorganization to the shareholders of the 130/30 Fund, such that each shareholder of the 130/30 Fund will hold, immediately after the effective time of the Reorganization, full and fractional Institutional Class shares of the Long/Short Fund with the same aggregate dollar value as the shareholder held in the 130/30 Fund immediately before the transaction. As a result of the Reorganization, shareholders of the 130/30 Fund will become shareholders of the Long/Short Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a 130/30 Fund shareholder should know before voting on the Reorganization and investing in the Long/Short Fund and should be retained for future reference. It is both a proxy statement for the Meeting and a prospectus for the Long/Short Fund Institutional Class shares that are to be issued in connection with the Reorganization.

Additional information is set forth in the Statement of Additional Information dated January     , 2009 relating to this Proxy Statement/Prospectus and in the prospectus dated December 31, 2008 for the 130/30 Fund and the Long/Short Fund (the “Prospectus”), which are incorporated herein by reference. These documents are on file with the Securities and Exchange Commission (“SEC”), and are available without charge by calling the Funds at 1-888-261-4073, on the Funds’ website at www.robecoinvest.com or by writing the Funds at the address stated above. In addition, the Prospectus was recently provided to shareholders.

The Annual Report for the Funds for the fiscal year ended August 31, 2008 can be obtained without charge by calling or writing the Funds at the telephone number, website or street address stated above. The Annual Report together with other information about the Funds is also available on the SEC’s website at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-0102, or by electronic request by e-mailing the SEC at publicinfo@sec.gov.

This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about January     , 2009. The solicitation of proxies will be primarily by mail, but may include personal telephone, electronic or oral communication by officers and service providers of the Funds, who will not be paid for these services. All costs associated with the preparation, filing and distribution of the proxy materials and the Meeting will be borne by the Funds’ investment adviser, Robeco Investment Management, Inc. (“Robeco”).

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds are not deposits or obligations of or guaranteed or endorsed by any bank. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal amount invested.

PROXY STATEMENT/PROSPECTUS

i

Other Business	31
Available Information	32

SHAREHOLDER INQUIRIES	33

APPENDIX A	A-1

ii

SUMMARY

The following is a summary of certain information regarding the Reorganization contained in this Proxy Statement/Prospectus and the Plan of Reorganization. The Plan of Reorganization governs the terms of the Reorganization and is attached as Appendix A.

Proxy Solicitation

This Prospectus/Proxy Statement is furnished to you in connection with the solicitation of proxies for the Meeting to seek your approval of the proposed Reorganization.

It is expected that the solicitation of proxies will be primarily by mail. However, the Company’s officers or the Funds’ investment adviser, administrator and transfer agent, as well as their affiliates, may also solicit proxies by telephone, facsimile or the internet. If votes are recorded by telephone or through the internet, procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded will be used.                                         , an independent proxy solicitation firm, has been engaged to assist in soliciting proxies. The cost of                     ’s services with respect to the solicitation is estimated to be $            , plus reasonable out-of-pocket expenses. The cost of the solicitor’s services will be borne by Robeco.

If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card(s) in the accompanying postage-paid envelope. If you vote online or by telephone, please use the control number on your proxy card(s) and follow the instructions as described on the proxy card(s). If you have any questions regarding the enclosed materials, please contact the Funds at 1-888-261-4079. If the enclosed proxy card(s) is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card(s) or, if no instructions are marked on the returned proxy card(s), the proxy card(s) will be voted FOR the Plan of Reorganization, and in the discretion of the persons named as proxies, in connection with any other matter that may properly come before the Meeting.

Board’s Consideration of the Reorganization

At a meeting held on November 13, 2008, the Company’s Directors considered the Plan of Reorganization and the Reorganization of the 130/30 Fund into the Long/Short Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, a majority of the Directors, including a majority of the Directors who are not “interested persons” of the Company (as defined in the 1940 Act), determined that participation in the Reorganization, as contemplated by the Plan of Reorganization, was in the best interests of the shareholders of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. For additional information, see “Information About the Reorganization – Directors’ Considerations.”

The Directors recommend that shareholders of the 130/30 Fund vote FOR approval of the Plan of Reorganization and the transactions contemplated thereby.

The Reorganization

As set forth in the Plan of Reorganization, the Reorganization between the 130/30 Fund and the Long/Short Fund would involve:

•

The acquisition of all of the assets of the 130/30 Fund by the Long/Short Fund and the assumption by the Long/Short Fund of all of the liabilities of the 130/30 Fund in exchange for Institutional Class shares of the Long/Short Fund;

•	The distribution by the 130/30 Fund of the Long/Short Fund’s Institutional Class shares to each holder of the 130/30 Fund’s shares as of the effective time of the Reorganization.

As a result of the Reorganization, each 130/30 Fund shareholder will become a shareholder of the Long/Short Fund and will hold, immediately after the Reorganization, Long/Short Fund Institutional Class shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the 130/30 Fund immediately prior to the effective time of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws.

If approved, the Reorganization will occur as of the opening of business on or about February 30, 2009, or another date selected by the Company. Approval of the Plan of Reorganization and the transactions contemplated therein requires the approval of a majority (as defined in “Voting Information – Shareholder and Board Approvals”) of the 130/30 Fund shares entitled to vote at the Meeting in person or by proxy. For more information, see “Information about the Reorganization” and “Voting Information” below.

On November 13, 2008, Robeco presented to the Directors for their consideration a proposal to reorganize the 130/30 Fund into the Long/Short Fund. Representatives of Robeco explained that efforts to significantly increase the assets of the 130/30 Fund had not been successful. As a result, the 130/30 Fund was not expected to reach the necessary scale needed in order to make the Fund economically viable and reduce expenses for the Fund’s shareholders. After review and evaluation of the possible alternatives, Robeco recommended that the Directors consider the Reorganization.

At that meeting, the Directors reviewed and considered a number of factors relating to the Company, the Funds and Robeco. For the reasons cited above and the additional reasons set forth below under “Information About the Reorganization – Directors’ Considerations,” the Directors recommend the approval of the proposed Reorganization by 130/30 Fund shareholders.

Federal Income Tax Consequences of the Reorganization

It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the 130/30 Fund, the Long/Short or their respective shareholders. Nonetheless, any sale of securities by the 130/30 Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, may increase the amount of the final distribution made by the 130/30 Fund prior to the Reorganization. Immediately prior to the Reorganization, the 130/30 Fund will declare and pay a distribution to shareholders of all of the 130/30 Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization.

The Company has received an opinion from its counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code (the “Code”). A copy of the opinion has been filed with the SEC as an exhibit to the Registration Statement of which the Proxy Statement/Prospectus is a part. See “Information About the Reorganization – Federal Income Tax Consequences” below.

Comparative Fees and Expenses

130/30 Fund and Long/Short Fund Expenses

Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the 130/30 Fund and Long/Short Fund differ on both a gross and net basis.

The following table: (1) compares the fees and expenses for the 130/30 Fund and the Long/Short Fund and (2) shows the estimated fees and expenses for the Long/Short Fund on a Combined Fund pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the 130/30 Fund and the Long/Short Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Combined Fund pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such Combined Fund pro forma expense levels project levels but actual expenses may be greater or less than those shown.

The annual operating expenses of the Long/Short Fund and the 130/30 Fund are based on actual expenses for the twelve months ended August 31, 2008. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on August 31, 2008.

For financial statement purposes the Long/Short Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Long/Short Fund’s operating history will be used for financial reporting purposes.

Example Table. Following the expense ratio table are expense examples intended to help you compare and contrast the cost of investing in: (1) the 130/30 Fund as it currently exists, (2) the Long/Short Fund as it currently exists, and (3) the Long/Short Fund if it acquires the 130/30 Fund (i.e., the “Combined Fund pro forma” figure).

	130/30 Fund Institutional Class Shares	Long/Short Fund Institutional Class Shares	Long/Short Fund Institutional Class Shares (Combined Fund Pro Forma)
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None	None	None
Maximum deferred sales charge	None	None	None
Maximum sales charge imposed on reinvested dividends	None	None	None
Redemption Fee (1)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.75%	2.25%	2.25%
Distribution (12b-1) fees	None	None	None
Other Expenses (2), (3)
Acquired Fund Fees and Expenses(4)	0.00%	0.03%	0.03%
Other Operating Expenses	2.12%	0.63%	0.59%
Dividend expense on short sales	0.41%	0.16%	0.16%
Interest expense on borrowings	0.15%	1.32%	1.32%

Total Other Expenses	2.68%	2.14%	2.10%

Total annual Fund operating expenses	3.43%	4.39%	4.35%
Fee waiver/expense reimbursements(5)	(1.47)%	(0.38)%	(0.34)%

Net expenses (includes Dividend and interest expense on short sales)	1.96%	4.01%	4.01%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.
(1)	To prevent the Funds from being adversely affected by the transaction costs associated with short-term shareholder transactions, each Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (for the 130/30 Fund) or one year (for the Long/Short Fund). Such fees are not sales charges or contingent deferred sales charges, but are retained by each Fund for the benefit of all shareholders.

(2)	“Other Expenses” include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges. “Other Expenses” and “Total annual Fund operating expenses” also include dividends on securities which a Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing a Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense and increase a Fund’s total expense ratio, although no cash is received or paid by the Fund. The estimated amount of short sale dividends for the 130/30 Fund and Long/Short Fund is 0.41% and 0.16% of average net assets for the current fiscal year, respectively.
(3)	Each Fund may pay shareholder services fees (which are included in Other Expenses) up to a maximum of (a) 0.25% of the 130/30 Fund’s average daily net assets and (b) 0.10% of the Long/Short Fund’s average daily net assets attributable to Institutional Class shares, but the 130/30 Fund estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year.
(4)	“Acquired Fund” means any investment company in which the Fund expects to invest during the current fiscal year. Net Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. The Fund calculates the Acquired Fund’s expenses using the net expense ratios reported in the Acquired Fund’s most recent shareholder reports.
(5)	Robeco has contractually agreed to waive all or a portion of its advisory fees and/or reimburse expenses in an aggregate amount equal to the amount by which a Fund’s Total annual Fund operating expenses (excluding Acquired Fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.40% and 2.50% of the average daily net assets of the 130/30 Fund and Long/Short Fund, respectively, through December 31, 2011. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) for each Fund are expected to exceed the applicable expense limitation and Total annual Fund operating expenses, after such waivers and reimbursements, are 1.96% and 3.98% for the 130/30 Fund and Long/Short Fund, respectively. Robeco may not recoup any of its waived investment advisory fees.

Examples

The following Examples are intended to help you compare the cost of investing in: (1) the 130/30 Fund as it currently exists; (2) the Long/Short Fund as it currently exists; and (3) the Long/Short Fund if it acquires the 130/30 Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the 130/30 Fund, Long/Short Fund or Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the 130/30 Fund’s, Long/Short Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years**	10 Years**
130/30 Fund – Institutional Class	$199	$615	$1,378	$3,391
Long/Short Fund – Institutional Class	$604	$1,221	$2,131	$4,454
Combined Fund Pro Forma	$604	$1,221	$2,123	$4,430

**	The waiver and reimbursement arrangement agreed to by Robeco, if not extended, will terminate on December 31, 2011. Thus, the 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first three years.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

Overview of the 130/30 Fund and Long/Short Fund

Comparison of Investment Objectives and Principal Investment Strategies

Investment Objective: The Funds have similar investment objectives. The 130/30 Fund seeks long-term growth of capital. The Long/Short Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Long/Short Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Principal Investment Strategy: The 130/30 Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. large capitalization companies that the 130/30 Fund’s adviser, Robeco Investment Management, Inc. (“Robeco”), believes offer the prospect of capital appreciation. Robeco uses an actively managed large cap core strategy with shorting ability in managing the 130/30 Fund. Robeco invests in short positions up to generally 30% of the 130/30 Fund’s assets (although short positions may range between 0% and 50% of the 130/30 Fund’s assets). Robeco uses short sales proceeds to increase its long position to up to generally 130% of the 130/30 Fund’s assets (although long positions may range between 100% and 150% of the 130/30 Fund’s assets). The 130/30 Fund maintains an approximate net 100% exposure to the equity market (long market value minus short market value).

The Long/Short Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks identified by Robeco as overvalued. The Long/Short Fund invests, both long and short, in securities principally traded in U.S. markets and, under normal circumstances, invests at least 80% of its net assets in equity securities. In managing the Long/Short Fund, Robeco determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Long/Short Fund seeks to construct a portfolio that has less volatility than the U.S. equity market generally. Under normal circumstances, Robeco expects that the Long/Short Fund’s long positions will not exceed approximately 125% of the Fund’s assets.

For additional information regarding the investment objective, policies and restrictions of the 130/30 and Long/Short Funds, see “Comparison of the 130/30 Fund and Long/Short Fund – Investment Objectives and Principal Strategies.”

Service Providers

Robeco serves as investment adviser to the Funds.

For a detailed description of the management of the Funds, including Robeco and other service providers to the Funds, see “Comparison of the 130/30 Fund and Long/Short Fund – Investment Adviser and Advisory Fee Information,” “Comparison of the 130/30 Fund and Long/Short Fund – Other Service Providers,” and the Funds’ prospectus which accompanies this Proxy Statement/Prospectus.

Share Class Characteristics and Shareholder Transactions and Services

Institutional Class. The Institutional Class Shares of the Funds are offered at net asset value with no front-end or contingent deferred sales charges. The Institutional Class Shares of both Funds have identical policies with respect to shareholder transactions and services, except for the differences noted below.

Shareholder Service Fees. The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) authorizing the Institutional Class shares of the Funds to pay securities dealers, plan administrators or other service organizations who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional Class shares of the Funds a service fee at an annual rate of up to 0.10% (0.25% with respect to the 130/30 Fund) of the average daily net asset value of Institutional Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds.

Minimum Investments. The minimum initial investment and the minimum additional investment in the Funds is as follows:

	Initial Investment		Additional Investment
Long/Short Fund	$100,000		$5,000
130/30 Fund	$100,000	*	$100

*	Shareholders of the 130/30 Fund who were in the Fund prior to April 29, 2005 are not subject to the minimum initial investment requirement disclosed in the above table with respect to accounts held in such shareholders’ record names prior to such date. The minimum initial investment requirement for such shareholders is $2,500.

The minimum initial and subsequent investment requirements may be reduced or waived from time to time. Information on how to purchase Institutional Class shares is described in the Funds’ prospectus.

Automatic Investment Plan. Additional investments in Institutional Shares of the Funds may be made automatically by authorizing the transfer agent to withdraw funds from your bank account through an Automatic Investment Plan (a $5,000 minimum for the Long/Short Fund and a $50 minimum for the 130/30 Fund).

Redemption of Fund Shares. With the exception of defined contribution plans, (1) if a shareholder of the 130/30 Fund redeems shares held for less than 60 days, a transaction fee of 2% of the net asset value of the shares redeemed at the time of redemption will be charged, and (2) if a shareholder of the Long/Short Fund redeems shares held for less than one year, a transaction fee of 2% of the net asset value of the shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

Systematic Withdrawal Plan. Shareholders of the 130/30 Fund, but not the Long/Short Fund, may establish a Systematic Withdrawal Plan and receive regular periodic payments if a shareholder’s account has a value of at least $10,000. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Fund’s transfer agent. There are no service charges for maintenance; the minimum amount that a shareholder may withdraw each period is $50.

Exchange Privilege. An exchange of the 130/30 Fund shares held for less than 60 days (with the exception of shares purchased through the reinvestment of dividends and/or capital gain distributions) will be subject to a transaction fee of 2.00%. An exchange of the Long/Short Fund shares held for less than one year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00%.

Dividends and Distributions. Each Fund declares and pays dividends from net investment income annually. However, ordinary income for the 130/30 Fund, in certain circumstances, may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

Voting Information

The Company’s Directors are furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on December 29, 2008, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposals set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS

Risks of Investing in the 130/30 Fund and the Long/Short Fund

An investment in the 130/30 Fund or the Long/Short Fund is subject to specific risks arising from the types of securities in which the 130/30 Fund or the Long/Short Fund invests and general risks arising from investing in any mutual fund. There is no assurance that the 130/30 Fund or the Long/Short Fund will meet its investment objective, and investors could lose money by investing in the 130/30 Fund or the Long/Short Fund. As with all mutual funds, an investment in the 130/30 Fund or the Long/Short Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

The principal risks applicable to the 130/30 Fund and the Long/Short Fund are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in the Funds’ statement of additional information (the “SAI”). You should consider the investment risks discussed in the SAI which are important to your investment choice.

Principal Risk	Funds Subject to Risk
Market Risk: The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.	Both Funds

Long Positions: Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.	Both Funds

Temporary Defensive Position: The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitations, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

Long/Short Fund

Principal Risk	Funds Subject to Risk

High Yield Debt Obligations: The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

Long/Short Fund

Foreign Investments: International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

Long/Short Fund

Stock Selection: Robeco’s judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong. Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

The Fund is subject to the risk of poor management stock selection. Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

130/30 Fund Long/Short Fund

Principal Risk	Funds Subject to Risk
Short Sales: Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.	Both Funds

The Fund’s investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

Since the Fund will have substantial short positions, it must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Principal Risk	Funds Subject to Risk

Small Cap Stocks: Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1 billion and are more susceptible to changes in the business cycle. The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Long/Short Fund

Unseasoned Issuers: Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Long/Short Fund

Portfolio Turnover: If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

Long/Short Fund

Principal Risk	Funds Subject to Risk

Segregated Accounts: A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Both Funds

Illiquid Securities: Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Long/Short Fund

IPOs: IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Long/Short Fund

Large Cap Companies: Stocks of large capitalization companies temporarily fall out of favor with investors.	130/30 Fund

Principal Risk	Funds Subject to Risk
Multi-Factor Strategy: The factors considered by the multi-factor stock selection model fail to select stocks with better relative performance than those included in the S&P 500® Index.	130/30 Fund

Derivative Securities: Investments in derivative securities may cause the Fund to experience higher losses than a fund which does not invest in derivatives. The market value of derivative instruments is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. The successful use of derivative instruments is based on Robeco’s ability to correctly anticipate market movements. When the direction of the prices of the Fund’s securities does not correlate with the changes of the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

130/30 Fund

ETFs: Exchange-traded funds (“ETFs”) in which the Fund invests are subject to the risk that the market for securities that seek to replicate the S&P 500®, or the market as a whole, may decline. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

130/30 Fund

INFORMATION ABOUT THE REORGANIZATION

Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Plan of Reorganization which is attached as Appendix A.

Directors’ Considerations

At a meeting held on November 13, 2008, the Directors approved the Plan of Reorganization. The Board of Directors is proposing the Reorganization primarily to create a larger, more efficient Fund. The Directors considered that the Funds have similar objectives and similar strategies. The Directors also considered potential effects of the Reorganization on expense ratios over time. Although the total operating expenses of the Long/Short Fund Institutional Class are expected to be higher than the current operating expenses of the 130/30 Fund, the recent and long-term past performance of the Long/Short Fund Institutional Class (net of fees) has been higher than the 130/30 Fund (net of fees) for periods ended as of August 31, 2008, including for periods ended prior to September 4, 2007 when the 130/30 Fund’s investment strategy did not include short selling. It is expected that the larger combined fund may realize economies of scale that may, in the long run, result in a decrease in expense ratios. Therefore, given the strong performance of the Long/Short Fund Institutional Class, and the compatibility between the investment objectives and principal strategies of both Funds, the Board of Directors determined that the Reorganization would enable the shareholders of the 130/30 Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the 130/30 Fund will have substantially the same shareholder rights since both Funds are series of the Company and are governed by the same Articles of Incorporation and Bylaws. The Board of Directors considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

•	improved operating efficiencies of the Funds after the Reorganization due to the combination of similar Funds;

•	the 130/30 Fund asset base is very small and it is likely that its assets will not increase significantly to make the Fund economically viable;

•

the recent and long-term past investment performance of the Long/Short Fund Institutional Class shares (net of fees) has historically been stronger than that of the 130/30 Fund (net of fees) for periods ended as of August 31, 2008, including for periods ended prior to September 4, 2007 when the 130/30 Fund’s investment strategy did not include short selling;

•

the expected realization of economies of scale in the long run that should over time reduce the operating expense ratios for the combined Fund as a result of Robeco managing one fund instead of two funds with similar investment objectives and similar investment strategies;

•	similarities between the investment policies and strategies of the 130/30 Fund and those of the Long/Short Fund;

•	the expectation of no significant reduction in the services provided to the 130/30 Fund shareholders after the Reorganization;

•	neither the 130/30 Fund nor the Long/Short Fund will bear any direct fees or expenses in connection with the Reorganization;

•	Robeco’s commitment to re-open the Long/Short Fund and to keep the Fund open following the Reorganization until assets reached approximately $500 million;

•	the Reorganization is to be structured as a tax-free transaction; and

•	the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund’s shareholders.

Based on their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Company’s Directors, including a majority of the Directors who are not “interested persons” of the Company as defined in the 1940 Act, determined that the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the 130/30 Fund, the Long/Short Fund or their respective shareholders.

The Directors recommend that shareholders of the 130/30 Fund vote FOR approval of the

Plan of Reorganization and the transactions contemplated thereby.

The Plan of Reorganization

The terms and conditions of the Reorganization are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus.

Description of the Plan of Reorganization

The Plan of Reorganization provides that, at the Effective Time of the Reorganization (as defined in the Plan of Reorganization), all of the assets and liabilities of the 130/30 Fund will be transferred to the Long/Short Fund, such that at and after the Effective Time of the Reorganization, the assets and liabilities of the 130/30 Fund will become the assets and liabilities of the Long/Short Fund. In exchange for the transfer of assets and liabilities, the Long/Short Fund will issue to the 130/30 Fund Institutional Class shares of the Long/Short Fund having an aggregate net asset value equal to the aggregate net asset value of the 130/30 Fund shares that are outstanding immediately prior to the Effective Time of the Reorganization. The Company will then distribute the Long/Short Fund shares to shareholders of the 130/30 Fund (in redemption of their 130/30 Fund shares) in proportion to the value of their shares held in the 130/30 Fund. The effect of these transactions is that 130/30 Fund shareholders, immediately after completion of the Reorganization, will hold Institutional Class shares of the Long/Short Fund equal in value to the 130/30 Fund shares held immediately before the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the 130/30 Fund will attach to the 130/30 Fund and may thereafter be enforced against the Long/Short Fund to the same extent as if they had been incurred by it.

The Plan of Reorganization provides that the Board of Directors of the Company will declare a dividend or dividends with respect to the 130/30 Fund prior to the Effective Time of the Reorganization. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the 130/30 Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time of the Reorganization.

The stock transfer books of the Company for the 130/30 Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Company with respect to the 130/30 Fund will be deemed to be redemption requests for the Long/Short Fund. If any 130/30 Fund shares held by an 130/30 Fund shareholder are represented by a share certificate, the certificate must be surrendered to the Company’s transfer agent for cancellation before the Long/Short Fund Institutional Class shares issued to the shareholder in the Reorganization will be redeemed.

The Reorganization is subject to a number of conditions. These conditions include:

(1)	The approval of the Plan of Reorganization and the transactions contemplated therein by the shareholders of the 130/30 Fund;

(2)	The receipt of certain legal opinions described in the Plan of Reorganization including legal opinions of Drinker Biddle & Reath LLP that the Long/Short Fund Institutional Class shares issued to shareholders of the 130/30 Fund in accordance with the terms of the Plan of Reorganization will be validly issued, fully paid and non-assessable and relating to tax matters as discussed below under “Federal Income Tax Consequences;” and

(3)	All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

The Company, by consent of its Board of Directors, may waive any condition to the obligations of the 130/30 Fund or Long/Short Fund under the Plan of Reorganization if, in its judgment, the waiver will not have a material adverse affect on the interests of the shareholders of the 130/30 Fund or the Long/Short Fund.

Under the Plan of Reorganization, the Company will not bear any fees or expenses in connection with the transactions contemplated by the Reorganization. All fees and expenses incurred in connection with the Reorganization will be paid by Robeco.

Subject to the satisfaction of the conditions in the Plan of Reorganization, the Effective Time of the Reorganization will be the close of business on or about February     , 2009, or such other date as is determined by Board of Directors or an officer of the Company.

The Plan of Reorganization may be terminated and the Reorganization may be abandoned at any time for any reason prior to the Effective Time of the Reorganization by the vote of a majority of the Board of Directors of the Company. The Plan of Reorganization provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Plan of Reorganization by the shareholders of the 130/30 Fund, the Company may, upon authorization by the Board of Directors of the Company, and with or without the approval of shareholders, amend any of the provisions of the Plan of Reorganization.

Approval of the Reorganization requires the affirmative vote of a majority (as defined in “Voting Information – Shareholder and Board Approvals”) of the outstanding shares of the 130/30 Fund entitled to vote on the proposal. See the section of this Proxy Statement/Prospectus entitled “Voting Information” for more information.

If the Reorganization is approved, 130/30 Fund shareholders who do not wish to become shareholders of the Long/Short Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a gain or loss for federal income tax purposes, based on the difference between your tax basis in the shares and the amount you receive for them.

Description of the Securities to be Issued

Shareholders of the 130/30 Fund as of the Effective Time of the Reorganization will receive full and/or fractional Long/Short Fund Institutional Class shares in accordance with the procedures provided for in the Plan of Reorganization, as described above. The Long/Short Fund Institutional Class shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

The consummation of the transactions contemplated pursuant to the Plan of Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. The Company has received the opinion of Drinker Biddle & Reath LLP, counsel to the Company, to the effect that on the basis of the existing provisions of the Code, U.S. Treasury Department regulations under the Code, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

(1)	the acquisition of the assets of the 130/30 Fund by the Long/Short Fund in exchange for Long/Short Fund Institutional Class shares and the assumption by the Long/Short Fund of the liabilities of the 130/30 Fund, followed by the distribution of those shares to the 130/30 Fund shareholders will constitute a “reorganization” within the meaning of section 368(a)(1)(C) or (D) of the Code, and each such Fund will be “a party to the reorganization” within the meaning of section 368(b) of the Code;

(2)	no shareholder of the 130/30 Fund will recognize gain or loss upon the receipt of Long/Short Fund Institutional Class shares in exchange for 130/30 Fund shares;

(3)	each shareholder of the 130/30 Fund will obtain an aggregate tax basis in the Long/Short Fund Institutional Class shares received in the exchange equal to the shareholder’s aggregate tax basis in the 130/30 Fund shares exchanged;

(4)	the holding period of Long/Short Fund Institutional Class shares received by each shareholder of the 130/30 Fund will include the holding period of the corresponding 130/30 Fund shares exchanged by that shareholder, provided that at the time of the exchange the 130/30 Fund shares were held by that shareholder as capital assets;

(5)	the 130/30 Fund will recognize no gain or loss upon the transfer of its assets and liabilities to the Long/Short Fund;

(6)	the Long/Short Fund will recognize no gain or loss upon the receipt of the assets of the 130/30 Fund in exchange for Long/Short Fund Institutional Class shares and the assumption of the liabilities of the 130/30 Fund;

(7)	the tax basis of the assets of the 130/30 Fund in the hands of the Long/Short Fund will be the same as the tax basis of those assets in the hands of the 130/30 Fund immediately before the transfer;

(8)	with respect to each outstanding short position of the 130/30 Fund, the sales price of the relevant security for purposes of determining the Long/Short Fund’s gain or loss upon the eventual closing out of the short position will equal the price at which the security was previously sold by the 130/30 Fund; and

(9)	the holding period of the Long/Short Fund for the assets of the 130/30 Fund transferred to it will include the period during which those assets were held by the 130/30 Fund.

Shares held for the purpose of investment are generally considered to be capital assets.

A copy of the opinion has been filed with the SEC as an exhibit to the Registration Statement of which the Proxy Statement/Prospectus is a part.

The Company has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, the 130/30 Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the 130/30 Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization, including the short taxable year that will end on the day of the Reorganization. Any such dividends will generally be included in the taxable income of the 130/30 Fund’s shareholders (other than shareholders that are tax-exempt entities).

As a result of the Reorganization, the Long/Short Fund will succeed to the tax attributes of the 130/30 Fund, except that an annual limitation under sections 382 and 383 of the Code will apply to the Long/Short Fund’s ability to use capital loss carryforwards of the 130/30 Fund and capital losses recognized in the first five years after the Reorganization that are attributable to net unrealized losses of the 130/30 Fund as of the Effective Time of the Reorganization. The 130/30 Fund has a capital loss tax carryforward of approximately $1.8 million attributable to the Fund’s taxable year ended August 31, 2008, may have an additional capital loss carryforward from the Fund’s taxable year that will end as of the Effective Time of the Reorganization, and may have substantial net unrealized losses as of the Effective Time of the Reorganization. As of December 11, 2008, for example, the 130/30 Fund had net unrealized losses of approximately $4.3 million.

The annual limitation under sections 382 and 383 will equal the product of the net asset value of the 130/30 Fund as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate.” That rate is an interest rate, published monthly by the IRS, that is derived from average yields on Treasury instruments, adjusted upwards in a manner designed theoretically to approximate the average yield on tax-exempt bonds. For the portion of the Long/Short Fund’s current taxable year after the Effective Time of the Reorganization, the annual limitation will be proportionately reduced, as it will also for any subsequent short taxable year.

The effect of the annual limitation resulting from the Reorganization will probably be to defer and to some extent preclude the use of a significant portion of the 130/30 Fund’s capital loss carryforwards and net unrealized losses. For example, the long-term tax-exempt rate for December 2008 is 5.40%, and the net asset value of the 130/30 Fund as of December 8, 2008 was approximately $8.9 million. Thus, the annual limitation on use of the 130/30 Fund’s capital loss carryforwards, and capital losses attributable to unrealized losses of the 130/30 Fund, that would have applied if the Reorganization were to have occurred on that date would have been approximately $480,000. With that as an annual limitation, it would take over twelve years for $6.1 million of loss carryforwards and unrealized losses to be fully utilized. Moreover, because capital loss carryforwards expire if they are not used within eight taxable years, a significant portion of the losses deferred by reason of the annual limitation may ultimately expire before they are permitted to be used.

Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following table shows the capitalization of the 130/30 Fund and the Long/Short Fund Institutional Class as of August 31, 2008, and the capitalization of the Long/Short Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of shares of the Long/Short Fund Institutional Class that would be exchanged for the shares of the 130/30 Fund if the Reorganization shown had been consummated on August 31, 2008 and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization occurs.

130/30 Fund and Long/Short Fund*

	130/30 Fund		Long/Short Fund*	Combined Fund Pro Forma
Net Assets:
Institutional Class		$13,501,770	$13,422,626	$49,924,396
Investor Class	$	N/A	$7,727,599	$7,727,599
Net Asset Value Per Share:
Institutional Class		$14.97	$15.47	$15.47
Investor Class	$	N/A	$15.17	$15.17
Shares Outstanding:
Institutional Class		901,742	2,354,688	3,227,459
Investor Class		N/A	509,554	509,554
Total		901,742	2,864,242	3,737,013

*	The Long/Short Fund will be the accounting survivor for financial statement purposes.

COMPARISON OF THE 130/30 FUND AND

THE LONG/SHORT FUND

Investment Objectives and Principal Investment Strategies

This section briefly compares and contrasts the investment objective and principal investment strategies of the 130/30 Fund with those of the Long/Short Fund. More complete information may be found in the prospectus for the 130/30 Fund and the Long/Short Fund which accompanies this Proxy Statement/Prospectus.

	130/30 Fund	Long/Short Fund
Investment Objective	The Fund seeks long-term growth of capital. The Fund’s investment objective is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors. The Fund will notify shareholders in writing at least 60 days prior to any change in this objective.	The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle. The Fund’s investment objective is fundamental and may not be changed without the approval of both the Company’s Board of Directors and the shareholders of the Fund.

Principal Investment Strategies	The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. large capitalization companies that	The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.

130/30 Fund	Long/Short Fund
Robeco believes offer the prospect of capital appreciation. The Fund will notify shareholders in writing at least 60 days prior to any change to this policy. “Large cap companies” generally means a universe of companies composed of the combination of two well-known large cap benchmarks, the Russell 1000® Index and the S&P 500® Index.

Robeco’s “core” strategy is an actively managed, large cap core strategy with shorting ability. The investment process utilizes quantitative techniques with fundamental insights. Portfolio construction tools are used to minimize risk, including economic sector selection. Robeco expects ability to short unattractive stocks (and leverage the portfolio) to allow the Fund to capitalize on a particular security’s anticipated underperformance relative to the Fund’s benchmark.

In order to remain fully invested and instead of purchasing and selling securities directly, the Fund may invest in exchange traded fund (“ETF”) securities, and equity index futures, which seek to replicate the price performance and dividend yield of the S&P 500® Index and use derivative contracts (such as futures on the S&P 500® Index).

Robeco expects that under normal market conditions, the Fund may maintain a significant short position. The size of the short position will depend on the availability of attractive short investments as well as on Robeco’s view of overall market for U.S. equity securities. Short positions are independently viewed by Robeco as profit opportunities for the Fund as well as tools for risk management.

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. Under normal circumstances, Robeco expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

130/30 Fund	Long/Short Fund
The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. Generally, the Fund will not invest more than 10% of its assets in such securities, including ADRs.	The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.	To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Robeco uses quantitative techniques and fundamental insights to analyze a universe of companies included in the Russell 1000® Index, S&P 500® Index, and selected large cap ADRs and Canadian stocks that trade on U.S. exchanges in U.S. dollars.

Robeco will invest in short positions up to generally 30% of the Fund’s assets. However, the Fund’s short positions will range between 0% and 50% of the Fund’s assets. Robeco will also use short sale proceeds to increase its long position to up to generally 130% of the Fund’s assets. While the Fund’s long positions will range between 100% and 150% of the Fund’s assets, the Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value).

The portfolio is rebalanced regularly, generally on a bi-weekly basis, to maintain the optimal risk/return trade off. Robeco

130/30 Fund	Long/Short Fund
assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when Robeco believes it no longer offers an appropriate return to risk tradeoff.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public. The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

Fundamental Investment Restrictions. Both Funds have adopted fundamental investment restrictions. These fundamental restrictions cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

130/30 Fund	Long/Short Fund

Borrowing: The Fund may not borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act, provided, however, that (a) collateral arrangements in connection with short sales, options, futures, options on futures or other permitted investment practices and collateral arrangements with respect to initial or variation margin for such transaction will not be deemed to be a pledge or other encumbrance of the Fund’s assets, and (b) assets held in escrow or in a separate account in connection with the Fund’s permitted investment practices will not be considered to be borrowings or deemed to be a pledge or other encumbrance of the Fund’s assets.

For purposes of this limitation, the Fund may borrow money and pledge its assets to secure borrowings to the extent permitted by the 1940 Act, including borrowings from institutions other than banks. Currently, the Fund will limit borrowings to one-third of its total assets.

Under this investment limitation, the Fund could borrow money for temporary, extraordinary or emergency purposes or for the clearance of transactions and to take advantage of investment opportunities. Borrowings of securities in connection with short sales and other short positions are not considered to involve borrowings of money.

Borrowing: The Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the Fund’s total assets at the time of such borrowing, provided that (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

For purposes of this limitation, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of the limitation in the following paragraph.

The Fund may not issue any senior securities, except as permitted under the 1940 Act. (For purposes of this limitation, neither the collateral arrangements with respect to options and futures identified above, nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

Underwriting: The Fund may not engage in the business of underwriting the securities of other issuers (except as the Fund may be deemed an underwriter under the 1933 Act in connection with the purchase and	Underwriting: The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

130/30 Fund	Long/Short Fund
sale of portfolio securities in accordance with its investment objective and policies); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

Real Estate and Commodities: The Fund may not purchase, sell or invest in commodities or commodity contracts or real estate or interests in real estate, except futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts and except that the Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

Real Estate and Commodities: The Fund may not purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts.

Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.

Loans: The Fund may not make loans except to the extent permitted by the 1940 Act. For purposes of this investment limitation, the Fund currently may engage in repurchase agreement transactions, in which the Fund purchases securities from a broker or bank with an agreement by the seller to repurchase the securities at an agreed upon price at an agreed upon time. In addition, the Fund currently may enter into securities lending transactions whereby the Fund would loan securities that it owns to institutions on a temporary basis. The value of the securities loaned by the Fund will not exceed one-third of the value of the Fund’s total assets. The Fund does not currently engage in securities lending. The investment limitation would also permit the Fund make other types of loans to the extent permitted by the 1940 Act.	Loans: The Fund may not make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan.

Concentration: The Fund may not concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

For purposes of this investment limitation, the Fund will currently not purchase any security if as a result 25% or

Concentration: The Fund may not invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

130/30 Fund	Long/Short Fund
more of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry or group of industries, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Diversification: The Fund may not make investments inconsistent with the Fund’s classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

For purposes of this investment limitation, the Fund will currently not purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund’s total assets, (i) more than 5% of the Fund’s total assets (determined at the time of investment) would be invested in securities of a single issuer and (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

Diversification: The Fund may not purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.

In addition, the Fund may not purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned financed companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Performance. The Long/Short Fund has outperformed the 130/30 Fund over the one-, five- and since inception periods ended August 31, 2008 on an average total return basis as shown below, including for periods ended prior to September 4, 2007 when the 130/30 Fund’s investment strategy did not include short selling.

	One Year	Three Year	Five Year	Ten Year	Since Inception**
130/30 Fund*	(15.84)%	1.11%	3.11%	1.66%	—
Long/Short Fund	1.12%	5.42%	7.93%	N/A	9.07%

*	The performance for periods prior to April 29, 2005 represents the performance of the WPG Large Cap Growth Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company.
**	The Long/Short Fund commenced operations on November 17, 1998.

Additional information about the Funds’ performance, including the Funds’ nine-month performance as of September 30, 2008, is contained in the Funds’ Prospectus, which has recently been provided to shareholders.

Investment Adviser and Advisory Fee Information

The Funds are managed on a day-to-day basis by Robeco. Each Fund is contractually obligated to pay Robeco an advisory fee as set forth in the chart below as a percentage of each Fund’s average daily net assets.

	Advisory Fee Before Waivers	Advisory Fee After Waivers (as of August 31, 2008)
130/30 Fund	0.75%	0%
Long/Short Fund	2.25%	1.87%

Other Service Providers

The 130/30 Fund and Long/Short Fund have the same service providers. The names of these service providers are set forth below:

Distributor	PFPC Distributors, Inc.
Administrator	PNC Global Investment Servicing (U.S.), Inc.
Transfer Agent and Dividend Disbursing Agent	PNC Global Investment Servicing (U.S.), Inc.
Custodian	PFPC Trust Company
Fund Accounting Agent	PNC Global Investment Servicing (US), Inc.
Independent Registered Public Accounting Firm	Ernst & Young, LLP

Dividends and Other Distributions

Both Funds declare and pay dividends from net investment income annually. However, ordinary income for the 130/30 Fund, in certain circumstances, may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

ADDITIONAL INFORMATION ABOUT THE 130/30 FUND

AND LONG/SHORT FUND

Financial Highlights and Financial Statements

The audited financial statements and financial highlights of the Institutional Class of each of the 130/30 Fund and the Long/Short Fund as of August 31, 2008 are incorporated by reference herein and in the Statement of Additional Information relating to this Proxy Statement/Prospectus in reliance on the report of Ernst & Young LLP, the Funds’ independent registered public accounting firm, given on their authority as experts in accounting and auditing. Management’s discussion of the Funds’ performance and additional performance information are also in the Funds’ annual report. You can obtain another copy of the Funds’ annual report, at no charge by calling 1-888-261-4073, by visiting Robeco’s website at www.robecoinvest.com or by writing to the Funds at the address listed on this Proxy Statement/Prospectus.

Materials Incorporated By Reference

Information about the Funds is included in the Prospectus dated December 31, 2008, a copy of which was recently provided to shareholders and is incorporated herein by reference.

VOTING INFORMATION

General Information

The Directors are furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies for the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Company may also solicit proxies by telephone or otherwise. Shareholders may vote by mail, by marking, signing, dating and returning the enclosed proxy card in the enclosed postage-paid envelope. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

Only shareholders of record at the close of business on December 29, 2009 will be entitled to vote at the Special Meeting. As of that date, the 130/30 Fund had                      shares of common stock issued and outstanding, all of which represented Institutional Class shares, and the Long/Short Fund had                      shares of common stock issued and outstanding, comprised of                      Institutional Class shares and                      Investor Class shares. Each whole share held entitles the shareholder to one vote and each fractional share is entitled to a proportionate fractional vote.

If an accompanying proxy is signed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting. If a proxy is signed and returned but does not give voting direction, it will be voted for the approval of the proposals described in this Proxy Statement/Prospectus.

Shareholder and Board Approvals

The Plan of Reorganization is being submitted for approval by the 130/30 Fund’s shareholders at the Special Meeting pursuant to the Company’s Articles of Incorporation and By-Laws, and was approved by the Directors at a meeting held on November 13, 2008. The holders of one-third of the outstanding shares of the 130/30 Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of the 130/30 Fund entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the lesser of: (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the 130/30 Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the 130/30 Fund.

A vote for the Plan of Reorganization includes a vote for the Reorganization; conversely, a vote against the Plan of Reorganization is a vote against the Reorganization. If shareholders of the 130/30 Fund do not approve the Plan of Reorganization, the Company will not effect the Reorganization and the Board of Directors will consider possible alternatives, including the liquidation of the 130/30 Fund.

Quorum and Adjournment

A quorum is constituted with respect to a proposal by the presence in person or by proxy of the holders of one third of the outstanding shares entitled to vote on such proposal at the Meeting. For purposes of determining the presence of a quorum, abstentions, broker “non-votes” or withheld votes will be counted as present. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Proposal. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as abstentions.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies, or their substitutes, may propose and vote for one or more adjournments of the Meeting to permit the further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy.

Principal Shareholders

As of December 29, 2008, the following persons or entities owned beneficially or of record more than 5% of the outstanding shares of the Funds:

Amount, Type of Ownership and Percentage of Outstanding Shares
Fund	Shareholder Name and Address	Amounts of Shares; Type of Ownership (record or beneficial)	Percentage of Fund Owned (%)
130/30 Fund
Long/Short Fund

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

Shares Held by Trustees and Officers

As of [December 29, 2008], the Trustees and officers of the Funds, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

OTHER INFORMATION

Shareholder Proposals

As a general matter, the Company does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. By observing this policy, the Company seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings. The next meeting of the shareholders of the Company will be held at such time as the Board of Directors may determine or at such time as may be legally required. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Company at its address stated on the first page of this Proxy Statement/Prospectus. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Other Business

The Company and Robeco know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy Statement/Prospectus. If any other matter properly came before the Special Meeting, and on all matters incidental to the conduct of the Special Meeting, the persons named as proxies intend to vote the proxies in accordance with their best judgment.

Available Information

The Company is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Company may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281-1022; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110-1424; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, Pennsylvania 19106-1532; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, Georgia 30326-1232; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, Texas 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy Statement/Prospectus concerning the Company was provided by the Company.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Company in writing at the address, or by phone at the phone number, on the cover page of this Proxy Statement/Prospectus.

*    *    *

Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States.

The Company will furnish, without charge, copies of its 2008 Annual Report to any shareholder upon request by writing to the Funds at the address listed on the cover of this Proxy Statement/Prospectus; by telephone at 1-888-261-4073; or on Robeco’s website at www.robecoinvest.com.

APPENDIX A

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”) is dated the 13th day of November, 2008, and has been adopted by the Board of Directors of The RBB Fund, Inc. (the “Company”), a Maryland corporation, to provide for the reorganization of its Robeco WPG 130/30 Large Cap Core Fund (the “Transferor Fund”) into its Robeco Boston Partners Long/Short Equity Fund (the “Surviving Fund”). The Transferor Fund and the Surviving Fund (each a “Fund” and together, the “Funds”) are separate investment portfolios of the Company.

A.	Background

The Company is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors of the Company has determined that it is in the best interests of the Transferor Fund and its respective shareholders to be reorganized through the transfer of all of its assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the “Reorganization”).

This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

B.	The Reorganization

1. At the Effective Time of the Reorganization (as defined below in Section 5 of this Article B), substantially all property of every description, and substantially all interests, rights, privileges and powers of the Transferor Fund, subject to substantially all liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by the Transferor Fund to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time of the Reorganization the Assets of the Transferor Fund will become and be the Assets of the Surviving Fund. In exchange for the transfer of the Assets of the Transferor Fund, the Surviving Fund will contemporaneously issue to the Transferor Fund full and fractional Institutional Class shares of the Surviving Fund, and the Transferor Fund will distribute such Institutional Class shares of the Surviving Fund to the shareholders of the Transferor Fund in proportion to their respective interests in the Transferor Fund at the Effective Time of the Reorganization, and the outstanding shares of the Transferor Fund will be redeemed by the Company. The number of Institutional Class shares of the Surviving Fund so issued will have an aggregate net asset value equal to the value of the Assets of the Transferor Fund. The net asset value of the Transferor Fund and of the Surviving Fund shall be determined as of 4:00 p.m., Eastern Time, on the business day preceding the Effective Time of the Reorganization, or at such other time as may be determined by the Board of Directors or an authorized officer of the Company. The net asset value of the Transferor Fund and Surviving Fund shall be computed in the manner set forth in the Funds’ then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of the Transferor Fund will attach to the Surviving Fund as aforesaid and may thenceforth be enforced against the Surviving Fund to the same extent as if the same had been incurred by it.

2. Prior to the Effective Time of the Reorganization, the Transferor Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income, if any, for the taxable periods or years ended on or before August 31, 2008 and for the period from said date to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years or periods ended on or before August 31, 2008 and in the period from said date to and including the Effective Time of the Reorganization.

3. At the Effective Time of the Reorganization, the Company will liquidate the Transferor Fund by making a liquidating distribution to the Transferor Fund shareholders of Institutional Class shares of the Surviving Fund, such that the shares so distributed will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization. In addition, each shareholder of the Transferor Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Transferor Fund held by the shareholder immediately prior to the Effective Time of the Reorganization.

4. The stock transfer books of the Company with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Company with respect to the Transferor Fund will be deemed to be redemption requests for Institutional Class shares of the Surviving Fund issued in the Reorganization. If any shares of the Transferor Fund are represented by a share certificate, the certificate must be surrendered to the Company’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.

5. The “Effective Time of the Reorganization” for purposes of this Plan shall be the close of business on             , 2009, or at such other time as may be determined by the Board of Directors or an officer of the Company.

C.	Actions by Shareholders of the Transferor Fund

Prior to the Effective Time of the Reorganization and as a condition to the Reorganization, the Board of Directors of the Company will call, and the Company will hold, a meeting of the shareholders of the Transferor Fund to consider and vote upon:

1. Approval of this Plan and the transactions contemplated hereby.

2. Such other matters as may be determined by the Board of Directors of the Company.

D.	Conditions to the Reorganization

Consummation of this Plan and the Effective Time of the Reorganization will be subject to:

1. the approval of the matters referred to in Article C of this Plan by the shareholders of the Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Company; and

2. the following additional conditions:

(a) The Company will have received an opinion of Drinker Biddle & Reath LLP, based on reasonable representations and assumptions, to the effect that:

(i) the Institutional Class shares of the Surviving Fund to be issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be validly issued, fully paid and non-assessable; and

(ii) for federal income tax purposes: (A) the acquisition of the assets of the Transferor Fund by the Surviving Fund in return for Institutional Class shares of the Surviving Fund and the assumption by the Surviving Fund of the liabilities of the Transferor Fund, followed by the distribution of those shares to the Transferor Fund shareholders will constitute a “reorganization” within the meaning of section 368(a)(1)(C) or (D) of the Code, and each such Fund will be “a party to the reorganization” within the meaning of section 368(b) of the Code; (B) the Transferor Fund will recognize no gain or loss upon the transfer of its assets and liabilities to the Surviving Fund; (C) the Surviving Fund will recognize no gain or loss upon the receipt of the assets of the Transferor Fund in exchange for Institutional Class shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund; (D) no shareholder of the Transferor Fund will recognize gain or loss upon the receipt of Institutional Class shares of the Surviving Fund in exchange for Transferor Fund shares; (E) each shareholder of the Transferor Fund will obtain an aggregate tax basis in the Institutional Class shares of the Surviving Fund received in the exchange equal to the shareholder’s aggregate tax basis in the Transferor Fund shares exchanged; (F) the tax basis of the assets of the Transferor Fund in the hands of the Surviving Fund will be the same as the tax basis of those assets in the hands of the Transferor Fund immediately before the transfer; (G) the holding period of Institutional Class shares of the Surviving Fund received by each shareholder of the Transferor Fund will include the holding period of the corresponding Transferor Fund shares exchanged by that shareholder, provided that at the time of the exchange the Transferor Fund shares were held by that shareholder as capital assets; and (H) the holding period of the Surviving Fund for the assets of the Transferor Fund transferred to it will include the period during which those assets were held by the Transferor Fund.

(b) All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.	Miscellaneous

1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Maryland.

2. This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Directors of the Company.

3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Company may, upon authorization by the Board of Directors and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.

4. The transaction expenses incurred in connection with the Reorganization will be borne by Robeco Investment Management, Inc.

5. No Fund shall be liable for any claims against any other Fund. The Company and Robeco Investment Management, Inc. specifically acknowledge and agree that any liability of the Company under this Plan with respect to a particular Fund, or in connection with the transactions contemplated herein with respect to a particular Fund, shall be discharged only out of the assets of the particular Fund and that no other portfolio of the Company shall be liable with respect thereto.

6. The Company, by consent of its Board of Directors, or an officer authorized by such Board of Directors, may waive any condition to the obligations of the Transferor Fund or Surviving Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Transferor Fund or the Surviving Fund.

IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

THE RBB FUND, INC.
on behalf of the Robeco WPG 130/30 Large Cap Core Fund and the Robeco Boston Partners Long/Short Equity Fund

By
Name:	Edward J. Roach
Title:	President and Treasurer

Robeco Investment Management, Inc. hereby agrees to join this Plan of Reorganization solely for purposes of Sections 4 and 5 of Article E of the Plan.

ROBECO INVESTMENT MANAGEMENT, INC.

By
Name:
Title:

PART B

ROBECO INVESTMENT FUNDS

OF

THE RBB FUND, INC.

ROBECO WPG 130/30 LARGE CAP CORE FUND

Statement of Additional Information

[                    , 2009]

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Robeco WPG 130/30 Large Cap Core Fund – Institutional Class	Robeco Boston Partners Long/Short Equity Fund – Institutional Class

(the “130/30 Fund”)	(the “Long/Short Fund”)

(each, a series of The RBB Fund, Inc. (the “Company”)) 103 Bellevue Parkway Wilmington, Delaware 19809

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated                     , 2009 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the 130/30 Fund which is scheduled to be held on February     , 2009. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling [(888) 261-4073] or visiting the website of the Funds’ investment adviser, Robeco Investment Management, Inc., at www.robecoinvest.com. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Plan of Reorganization.

General Information:

This SAI and the Proxy Statement/Prospectus are related to a proposal to approve a Plan of Reorganization dated                     , 2008 and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of all of the assets and liabilities of the 130/30 Fund to the Long/Short Fund in exchange for Institutional Class shares of the Long/Short Fund, and the distribution of such shares to shareholders of the 130/30 Fund, such that each holder of shares in the 130/30 Fund at the Effective Time of the Reorganization will receive the same aggregate dollar value of full and fractional Institutional Class shares of the Long/Short Fund.

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1) [Statement of Additional Information of the Robeco Investment Funds of the Company dated [December     , 2008] with respect to the 130/30 Fund and the Long/Short Fund.] [Not yet effective.]

1 -

(2) Annual Report of the Robeco Investment Funds of the Company dated August 31, 2008 with respect to the 130/30 Fund and the Long/Short Fund.

Pro Forma Financial Statements

Under the Plan of Reorganization, the 130/30 Fund will be reorganized into the Long/Short Fund. Shown below are unaudited pro forma financial statements for the combined Long/Short Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated January     , 2009, had been consummated as of August 31, 2008.

The Pro Forma Combined Schedule of Investments and the Pro Forma Combined Statement of Assets and Liabilities have been adjusted to give effect to the Reorganization as if it had occurred on August 31, 2008. The Pro Forma Combined Statement of Operations is for the year ended August 31, 2008 and has been adjusted to give effect to the Reorganization as if it had occurred on July 1, 2007.

The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2008. These pro forma numbers have been estimated in good faith based on information regarding the 130/30 Fund and Long/Short Fund for the year ended August 31, 2008.

The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the 130/30 Fund and Long/Short Fund and such information has been adjusted to give effect to the Reorganization as if it had occurred on August 31, 2008. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the 130/30 Fund and the Long/Short Fund included in their Annual Report for the fiscal year ended August 31, 2008, which is incorporated herein by reference to the extent stated above. The combination of the 130/30 Fund and the Long/Short Fund will be accounted for as a tax-free reorganization.

2 -

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

PRO FORMA COMBINED SCHEDULE OF INVESTMENTS 1

AUGUST 31, 2008 (Unaudited)

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
LONG POSITIONS 117.4%
DOMESTIC COMMON STOCK 106.0%
Basic Industries 1.3%
Graphic Packaging Holding Co. †*	79,245	—	79,245	$225,848	$—	$225,848
KapStone Paper and Packaging Corp. †*	54,530	—	54,530	407,884	—	407,884
KapStone Paper and Packaging Corp.*	54,645	—	54,645	136,613	—	136,613

				770,345	—	770,345

Basic Materials 1.5%
AK Steel Holding Corp. #	—	966	966	—	50,821	50,821
Celanese Corp. Series A #	—	5,530	5,530	—	213,237	213,237
Freeport-McMoRan Copper &Gold, Inc., Class B #	—	2,231	2,231	—	199,273	199,273
International Paper Co.	—	1,911	1,911	—	51,692	51,692
Mosaic Co., (The) #	—	1,643	1,643	—	175,374	175,374
Nucor Corp. #	—	2,989	2,989	—	156,922	156,922
Owens-Illinois, Inc.*	—	723	723	—	32,246	32,246

				—	879,565	879,565

Capital Goods 6.9%
Dynamics Research Corp. †*	22,732	—	22,732	203,906	—	203,906
Griffon Corp. †*	25,405	—	25,405	311,211	—	311,211
Hubbell, Inc., Class B †	8,415	—	8,415	366,137	—	366,137
KHD Humboldt Wedag International Ltd. †*	18,645	—	18,645	493,160	—	493,160
Lockheed Martin Corp. †	3,615	—	3,615	420,930	—	420,930
LSB Industries, Inc. †*	13,500	—	13,500	325,890	—	325,890
Mueller Industries, Inc.	8,675	—	8,675	243,334	—	243,334
Research Frontiers, Inc.*	14,811	—	14,811	76,277	—	76,277
Terra Nostra Resources Corp.*	875	—	875	280	—	280
Thermadyne Holdings Corp. †*	41,772	—	41,772	939,870	—	939,870
Triumph Group, Inc.*	10,765	—	10,765	589,276	—	589,276

				3,970,271	—	3,970,271

Commercial Services 0.5%
Computer Sciences Corp. #*	—	1,527	1,527	—	71,815	71,815
Hewitt Associates, Inc., Class A #*	—	1,732	1,732	—	69,644	69,644
Omnicom Group, Inc. #	—	2,789	2,789	—	118,226	118,226

				—	259,685	259,685

Communications 3.1%
Check Point Software Technologies Ltd. †*	24,530	—	24,530	600,740	—	600,740
ClickSoftware Technologies Ltd.*	106,526	—	106,526	259,923	—	259,923
Copernic, Inc.*	24,948	—	24,948	7,734	—	7,734
RRSat Global Communications Network Ltd.	15,872	—	15,872	219,192	—	219,192
ValueClick, Inc.	29,515	—	29,515	380,448	—	380,448
Vodafone Group PLC – ADR †	13,230	—	13,230	338,027	—	338,027

				1,806,064	—	1,806,064

Consumer Cyclical 2.0%
AutoZone, Inc. #*	—	1,025	1,025	—	140,661	140,661
Best Buy Co., Inc. #	—	2,412	2,412	—	107,985	107,985
BorgWarner, Inc. #	—	3,194	3,194	—	132,072	132,072
Cemex S.A. de C.V. – ADR*	—	4,745	4,745	—	95,137	95,137
Fastenal Co. #	—	1,753	1,753	—	91,033	91,033
Liz Claiborne, Inc.	—	4,113	4,113	—	66,672	66,672
RadioShack Corp. #	—	10,836	10,836	—	205,992	205,992
TJX Companies, Inc., (The) #	—	2,401	2,401	—	87,012	87,012
Wal-Mart Stores, Inc. #	—	4,011	4,011	—	236,930	236,930

				—	1,163,494	1,163,494

Consumer Durables 1.3%
Pulte Homes, Inc. †	22,580	—	22,580	327,636	—	327,636
Toll Brothers, Inc.†*	15,630	—	15,630	388,874	—	388,874
Wescast Industries, Inc., Class A †	14,100	—	14,100	61,124	—	61,124

				777,634	—	777,634

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Consumer Non-Cyclical 2.5%
Avon Products, Inc. #	—	6,059	6,059	$—	$259,507	$259,507
Constellation Brands, Inc., Class A*	—	9,453	9,453	—	199,553	199,553
Jarden Corp.*	—	2,586	2,586	—	66,383	66,383
Kraft Foods, Inc., Class A #	—	3,347	3,347	—	105,464	105,464
Kroger Co., (The) #	—	3,062	3,062	—	84,572	84,572
Pepsi Bottling Group, Inc. #	—	7,602	7,602	—	224,867	224,867
Philip Morris International, Inc. #	—	3,515	3,515	—	188,755	188,755
Procter & Gamble Co. #	—	2,663	2,663	—	185,798	185,798
Safeway, Inc. #	—	2,711	2,711	—	71,408	71,408
SUPERVALU, Inc.	—	2,217	2,217	—	51,412	51,412

				—	1,437,719	1,437,719

Consumer Non-Durables 4.9%
AFC Enterprises, Inc.*	28,110	—	28,110	254,958	—	254,958
Brown Shoe Co., Inc. †	14,085	—	14,085	214,092	—	214,092
Coca-Cola Femsa S.A. de C.V. – ADR †	8,140	—	8,140	461,864	—	461,864
Female Health Co., (The)*	49,685	—	49,685	144,087	—	144,087
Mohawk Industries, Inc.*	4,070	—	4,070	281,033	—	281,033
Skechers U.S.A., Inc., Class A †*	15,055	—	15,055	287,852	—	287,852
Star Scientific, Inc.*	63,737	—	63,737	205,233	—	205,233
Steven Madden Ltd. †*	21,600	—	21,600	543,240	—	543,240
VF Corp.	5,110	—	5,110	404,967	—	404,967

				2,797,326	—	2,797,326

Consumer Services 14.0%
American Apparel, Inc.*	42,410	—	42,410	379,573	—	379,573
BB Holdings Ltd.	55,444	—	55,444	257,815	—	257,815
Brinker International, Inc. #	—	3,324	3,324	—	62,890	62,890
CBS Corp., Class B #	—	4,573	4,573	—	73,991	73,991
China Finance Online Co., Ltd. – ADR †*	11,302	—	11,302	211,912	—	211,912
Coinstar, Inc. †*	10,615	—	10,615	349,446	—	349,446
Cornell Companies, Inc. †*	18,255	—	18,255	495,258	—	495,258
CRA International, Inc. †*	6,995	—	6,995	279,031	—	279,031
Dress Barn, Inc. (The) †*	23,505	—	23,505	382,191	—	382,191
eBay, Inc. †*	18,905	—	18,905	471,302	—	471,302
Gmarket, Inc. – ADR †*	26,405	—	26,405	651,939	—	651,939
H&R Block, Inc. †	21,105	—	21,105	539,022	—	539,022
Hasbro, Inc. #	—	2,549	2,549	—	95,333	95,333
Heidrick & Struggles International, Inc. †	23,820	—	23,820	723,175	—	723,175
Kenexa Corp.*	9,610	—	9,610	222,279	—	222,279
Liberty Global, Inc., Class A*	—	1,617	1,617	—	56,886	56,886
McDonald’s Corp.	—	960	960	—	59,568	59,568
PetMed Express, Inc. †*	43,140	—	43,140	614,314	—	614,314
Royal Caribbean Cruises Ltd.	7,980	3,440	11,420	216,896	93,499	310,395
Speedway Motorsports, Inc.	10,285	—	10,285	227,607	—	227,607
Steiner Leisure Ltd.*	9,675	—	9,675	342,495	—	342,495
SumTotal Systems, Inc. †*	75,840	—	75,840	366,307	—	366,307
TeleTech Holdings, Inc.*	29,785	—	29,785	459,285	—	459,285
Walt Disney Co., (The) #	—	9,930	9,930	—	321,235	321,235
Yum! Brands, Inc. #	—	2,339	2,339	—	83,456	83,456

				7,189,847	846,858	8,036,705

Energy 7.2%
Approach Resources, Inc. †*	17,460	—	17,460	244,440	—	244,440
CE Franklin Ltd.*	24,190	—	24,190	239,481	—	239,481
Chesapeake Energy Corp. #	—	1,729	1,729	—	83,684	83,684
ConocoPhillips #	—	1,381	1,381	—	113,946	113,946
Devon Energy Corp. †	4,060	—	4,060	414,323	—	414,323
EnCana Corp. #	—	1,392	1,392	—	104,261	104,261
ENSCO International, Inc. #	—	3,421	3,421	—	231,875	231,875
Exxon Mobil Corp. #	—	8,699	8,699	—	696,007	696,007
Helmerich & Payne, Inc.	—	628	628	—	35,871	35,871
Hess Corp.	—	896	896	—	93,820	93,820
Murphy Oil Corp.	—	909	909	—	71,384	71,384
Occidental Petroleum Corp. #	—	3,440	3,440	—	272,999	272,999
Questar Corp.	—	1,362	1,362	—	70,674	70,674
Royal Dutch Shell PLC – ADR	—	2,965	2,965	—	206,127	206,127
Talisman Energy, Inc.	31,700	6,252	37,952	557,603	109,973	667,576
Total SA †	7,585	—	7,585	545,210	—	545,210
Unit Corp.*	—	480	480	—	32,510	32,510

				2,001,057	2,123,131	4,124,188

	Shares			Value
	BP Long/ Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Finance 20.0%
Ace Ltd. †	13,325	—	13,325	$701,028	$—	$701,028
Annaly Capital Management, Inc.	—	5,115	5,115	—	76,520	76,520
Bank of America Corp. #	—	4,693	4,693	—	146,140	146,140
Capital One Financial Corp. †	8,715	2,776	11,491	384,680	122,533	507,213
Charles Schwab Corp., (The) #	—	10,712	10,712	—	256,981	256,981
Chubb Corp., (The) #	—	4,662	4,662	—	223,823	223,823
Citigroup, Inc. #	—	8,159	8,159	—	154,939	154,939
Endurance Specialty Holdings Ltd. #	—	2,749	2,749	—	89,672	89,672
Fidelity National Financial, Inc., Class A †	38,800	—	38,800	544,364	—	544,364
First American Corp.	9,710	—	9,710	245,372	—	245,372
Freddie Mac	16,240	—	16,240	73,242	—	73,242
Genworth Financial, Inc., Class A	10,935	—	10,935	175,507	—	175,507
Goldman Sachs Group, Inc., (The) †	2,600	—	2,600	426,322	—	426,322
Huntington Bancshares, Inc.	—	7,053	7,053	—	51,628	51,628
Investors Title Co. †	4,025	—	4,025	176,899	—	176,899
JPMorgan Chase & Co. †	25,910	—	25,910	997,276	—	997,276
Lehman Brothers Holdings, Inc.	13,440	—	13,440	216,250	—	216,250
Mastercard, Inc., Class A #	—	825	825	—	200,104	200,104
Merrill Lynch & Co., Inc. †	18,460	—	18,460	523,341	—	523,341
MetLife, Inc. #	—	3,865	3,865	—	209,483	209,483
Northern Trust Corp. #	—	2,773	2,773	—	222,921	222,921
PHH Corp. †*	26,135	—	26,135	398,559	—	398,559
ProLogis (REIT) #	—	4,262	4,262	—	183,522	183,522
Raymond James Financial, Inc. #	—	2,977	2,977	—	91,781	91,781
Reinsurance Group of America, Inc. †	13,765	—	13,765	662,922	—	662,922
SLM Corp.*	31,885	—	31,885	526,421	—	526,421
State Street Corp.	—	2,712	2,712	—	183,521	183,521
SunTrust Banks, Inc.	8,060	—	8,060	337,633	—	337,633
SWA Reit and Investments Ltd.*	51,355	—	51,355	27,122	—	27,122
TD Ameritrade Holding Corp. #*	—	4,419	4,419	—	90,280	90,280
TFS Financial Corp. †	39,380	—	39,380	481,224	—	481,224
Torchmark Corp. †	7,435	—	7,435	444,167	—	444,167
Travelers Companies, Inc., (The)	10,375	—	10,375	458,160	—	458,160
Wachovia Corp.	13,220	1,766	14,986	210,066	28,062	238,128
Wells Fargo & Co. #	—	3,984	3,984	—	120,596	120,596
Wesco Financial Corp.	950	—	950	352,450	—	352,450
W.R. Berkley Corp. #	—	3,979	3,979	—	93,745	93,745
XL Capital Ltd., Class A	31,045	—	31,045	624,004	—	624,004

				8,987,009	2,546,251	11,533,260

Health Care 14.1%
Aetna, Inc. #	—	3,728	3,728	—	160,826	160,826
Alpha Pro Tech Ltd.*	635,540	—	635,540	743,582	—	743,582
American BIO Medica Corp.*	191,810	—	191,810	117,004	—	117,004
AstraZeneca PLC – ADR #	—	5,128	5,128	—	249,734	249,734
Boston Scientific Corp. #*	—	14,419	14,419	—	181,103	181,103
CIGNA Corp. #	—	2,864	2,864	—	119,944	119,944
Health Grades, Inc. †*	107,327	—	107,327	357,399	—	357,399
Health Net, Inc. †*	8,225	—	8,225	227,421	—	227,421
Invitrogen Corp. #*	—	5,228	5,228	—	221,981	221,981
Johnson & Johnson #	—	2,394	2,394	—	168,609	168,609
Lincare Holdings, Inc. †*	13,935	—	13,935	459,855	—	459,855
Medco Health Solutions, Inc. #*	—	3,302	3,302	—	154,699	154,699
Merck & Co., Inc. #	—	3,229	3,229	—	115,178	115,178
McKesson Corp. †	9,855	—	9,855	569,422	—	569,422
MTS Medication Technologies, Inc. †*	120,775	—	120,775	673,321	—	673,321
NovaMed, Inc.*	79,965	—	79,965	358,243	—	358,243
Orthofix International N.V. †*	23,596	—	23,596	571,967	—	571,967
Pfizer, Inc. #	—	19,016	19,016	—	363,396	363,396
Pharsight Corp.*	51,033	—	51,033	238,324	—	238,324
PHC, Inc., Class A*	294,425	—	294,425	730,174	—	730,174
RehabCare Group, Inc.*	16,135	—	16,135	295,916	—	295,916
Schering-Plough Corp. #	—	5,266	5,266	—	102,160	102,160
Span-America Medical Systems, Inc.	10,305	—	10,305	132,316	—	132,316
Thermo Fisher Scientific, Inc. #*	—	3,051	3,051	—	184,769	184,769
Unilens Vision, Inc.	106,467	—	106,467	372,635	—	372,635
Varian Medical Systems, Inc.*	—	766	766	—	48,381	48,381
Watson Pharmaceuticals, Inc. #*	—	3,175	3,175	—	96,234	96,234
WellPoint, Inc. #*	—	2,108	2,108	—	111,281	111,281

				5,847,579	2,278,295	8,125,874

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Industrial 1.7%
Allied Waste Industries, Inc. #*	—	5,706	5,706	$—	$76,689	$76,689
Caterpillar, Inc. #	—	3,966	3,966	—	280,515	280,515
Flowserve Corp. #	—	1,025	1,025	—	135,423	135,423
Foster Wheeler Ltd. #*	—	2,139	2,139	—	106,287	106,287
General Electric Co. #	—	6,987	6,987	—	196,335	196,335
Parker-Hannifin Corp. #	—	2,686	2,686	—	172,092	172,092
Snap-On, Inc.	—	674	674	—	38,431	38,431

				—	1,005,772	1,005,772

Other 1.3%
Friedman, Billings, Ramsey Group, Inc., Class A	139,390	—	139,390	255,084	—	255,084
Keystone Consolidated Industries, Inc.*	12,518	—	12,518	175,252	—	175,252
KKR Financial Holdings LLC †	27,140	—	27,140	254,573	—	254,573
SPDR Trust Series 1 #	—	935	935	—	120,344	120,344

				684,909	120,344	805,253

Technology 20.2%
Accenture Ltd., Class A †	13,275	—	13,275	549,054	—	549,054
Accenture Ltd., Class A	—	871	871	—	36,024	36,024
Advanced Battery Technologies, Inc.*	11,435	—	11,435	43,682	—	43,682
Apple, Inc. #*	—	890	890	—	150,882	150,882
BluePhoenix Solutions Ltd.*	54,305	—	54,305	291,075	—	291,075
Broadcom Corp., Class A #*	—	2,215	2,215	—	53,293	53,293
Brocade Communications Systems, Inc. †*	48,555	—	48,555	360,278	—	360,278
CA, Inc. #	—	7,966	7,966	—	190,467	190,467
CGI Group, Inc., Class A †*	43,285	—	43,285	463,149	—	463,149
Ciena Corp. #*	—	7,343	7,343	—	127,621	127,621
Digi International, Inc. †*	83,891	—	83,891	990,753	—	990,753
DivX, Inc. †*	39,985	—	39,985	367,062	—	367,062
Expedia, Inc. #*	—	10,151	10,151	—	179,267	179,267
Goodrich Corp.	—	1,421	1,421	—	72,826	72,826
Hewlett-Packard Co. #	—	6,048	6,048	—	283,772	283,772
Intel Corp. #	—	7,930	7,930	—	181,359	181,359
International Business Machines Corp. #	—	2,069	2,069	—	251,859	251,859
Lexmark International, Inc., Class A #*	—	5,457	5,457	—	196,288	196,288
LSI Corp.*	—	30,195	30,195	—	200,797	200,797
Microsoft Corp. †	20,120	—	20,120	549,075	—	549,075
MIPS Technologies, Inc. †*	119,570	—	119,570	475,888	—	475,888
MoneyGram International, Inc. †	39,400	—	39,400	66,980	—	66,980
Motorola, Inc. #	—	23,837	23,837	—	224,545	224,545
NetList, Inc.*	74,624	—	74,624	142,159	—	142,159
Novell, Inc. #*	—	14,743	14,743	—	94,798	94,798
NU Horizons Electronics Corp. †*	53,601	—	53,601	257,821	—	257,821
PLATO Learning, Inc.*	204,209	—	204,209	379,829	—	379,829
QUALCOMM, Inc.	—	3,865	3,865	—	203,492	203,492
Raytheon Co. #	—	3,836	3,836	—	230,122	230,122
Richardson Electronics Ltd.	56,515	—	56,515	379,216	—	379,216
SourceForge, Inc.*	401,015	—	401,015	545,380	—	545,380
STMicroelectronics N.V. #	—	20,392	20,392	—	267,339	267,339
Sykes Enterprises, Inc.*	10,575	—	10,575	212,980	—	212,980
Symantec Corp. †*	27,735	10,136	37,871	618,768	226,134	844,902
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	—	20,033	20,033	—	194,521	194,521
Telular Corp. †*	366,073	—	366,073	1,017,683	—	1,017,683
Tier Technologies, Inc., Class B †*	73,980	—	73,980	569,646	—	569,646

				8,280,478	3,365,406	11,645,884

Telecommunications 1.0%
Embarq Corp. #	—	5,158	5,158	—	243,251	243,251
Qwest Communications International, Inc.	—	33,613	33,613	—	127,057	127,057
Sprint Nextel Corp.	—	6,078	6,078	—	53,000	53,000
Verizon Communications, Inc.	—	4,211	4,211	—	147,891	147,891

				—	571,199	571,199

Transportation 1.5%
Bristow Group, Inc. †*	13,190	—	13,190	537,756	—	537,756
CSX Corp. #	—	1,473	1,473	—	95,274	95,274
GATX Corp. #	—	3,493	3,493	—	153,098	153,098
Kirby Corp.*	—	1,271	1,271	—	58,199	58,199

				537,756	306,571	844,327

Utilities 1.0%
Duke Energy Corp. #	—	7,977	7,977	—	139,119	139,119.00
Edison International #	—	4,799	4,799	—	220,370	220,370.00
Oneok, Inc. #	—	1,780	1,780	—	77,804	77,804.00
SCANA Corp. #	—	3,607	3,607	—	141,394	141,394.00

				—	578,687	578,687

TOTAL DOMESTIC COMMON STOCK

(Cost $47,268,852, 18,218,366, and 65,487,218)				43,650,275	17,482,977	61,133,252

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
SHORT-TERM INVESTMENT 11.4%
Money Market Account 11.4%
PNC Bank Money Market

Deposit Account	6,587,468		6,587,468	$6,587,468	$—	$6,587,468

TOTAL SHORT-TERM INVESTMENT (Cost $6,587,468, $0, and $6,587,468)				6,587,468	—	6,587,468

TOTAL LONG POSITIONS 117.4% (Cost $53,856,320, $18,218,366, and $72,074,686)				50,237,743	17,482,977	67,720,720

SECURITIES SOLD SHORT (26.5%)
Basic Industries (0.4%)
Ethanex Energy, Inc.*	(648)	—	(648)	(58)	—	(58)
Foundation Coal Holdings, Inc.	(1,610)	(763)	(2,373)	(95,232)	(45,132)	(140,364)
Synthesis Energy Systems, Inc.*	(10,780)	—	(10,780)	(72,549)	—	(72,549)
Uranium Energy Corp.*	(12,625)	—	(12,625)	(25,124)	—	(25,124)

				(192,963)	(45,132)	(238,095)

Basic Materials (0.5%)
AptarGroup, Inc.	—	(1,306)	(1,306)	—	(52,749)	(52,749)
Cameco Corp.	—	(1,967)	(1,967)	—	(59,167)	(59,167)
Goldcorp, Inc.	—	(1,271)	(1,271)	—	(43,125)	(43,125)
Louisiana-Pacific Corp.	—	(5,390)	(5,390)	—	(52,499)	(52,499)
Titanium Metals Corp.	—	(4,341)	(4,341)	—	(62,554)	(62,554)

				—	(270,094)	(270,094)

Capital Goods (1.9%)
Applied Energetics, Inc.*	(46,770)	—	(46,770)	(67,349)	—	(67,349)
Broadwind Energy, Inc.*	(15,500)	—	(15,500)	(286,750)	—	(286,750)
Dynamic Materials Corp.	(4,955)	—	(4,955)	(152,465)	—	(152,465)
DynaMotive Energy Systems Corp.*	(84,075)	—	(84,075)	(19,337)	—	(19,337)
Lindsay Manufacturing Co.	(2,275)	—	(2,275)	(186,345)	—	(186,345)
Research Frontiers, Inc.*	(14,811)	—	(14,811)	(76,277)	—	(76,277)
Spartech Corp.	(15,070)	—	(15,070)	(158,687)	—	(158,687)
Terra Nostra Resources Corp.*	(875)	—	(875)	(280)	—	(280)
Titan International, Inc.	(4,950)	—	(4,950)	(132,363)	—	(132,363)

				(1,079,853)	—	(1,079,853)

Commercial Services (0.2%)
DST Systems, Inc.*	—	(472)	(472)	—	(29,146)	(29,146)
Fidelity National Information Services, Inc.	—	(2,900)	(2,900)	—	(63,365)	(63,365)
Monster Worldwide, Inc.*	—	(2,609)	(2,609)	—	(50,980)	(50,980)

				—	(143,491)	(143,491)

Communications (1.4%)
Arris Group, Inc.*	(16,380)	—	(16,380)	(154,955)	—	(154,955)
Blue Nile, Inc.*	(2,885)	—	(2,885)	(120,102)	—	(120,102)
Copernic, Inc.*	(47,028)	—	(47,028)	(14,579)	—	(14,579)
CTC Communications Group, Inc. ‡*	(98,900)	—	(98,900)	(10)	—	(10)
eResearch Technology, Inc.*	(9,400)	—	(9,400)	(126,806)	—	(126,806)
EZchip Semiconductor Ltd.*	(5,245)	—	(5,245)	(84,602)	—	(84,602)
Interliant, Inc. ‡*	(600)	—	(600)	—	—	—
MasTec, Inc.*	(8,285)	—	(8,285)	(116,984)	—	(116,984)
One Communications Corp.*	(36,619)	—	(36,619)	(4)	—	(4)
Superlattice Power, Inc.	(1,125)	—	(1,125)	(2,194)	—	(2,194)
TigerLogic Corp.*	(34,456)	—	(34,456)	(159,531)	—	(159,531)

				(779,767)	—	(779,767)

Consumer Cyclical (0.5%)
Chicoís FAS, Inc.*	—	(7,745)	(7,745)	—	(44,456)	(44,456)
Cooper Tire & Rubber Co.	—	(6,671)	(6,671)	—	(63,775)	(63,775)
Jones Lang LaSalle, Inc.	—	(529)	(529)	—	(26,344)	(26,344)
OíReilly Automotive, Inc.*	—	(2,538)	(2,538)	—	(73,907)	(73,907)
Toll Brothers, Inc.*	—	(3,243)	(3,243)	—	(80,686)	(80,686)
Weight Watchers International, Inc.	—	(502)	(502)	—	(19,879)	(19,879)

				—	(309,047)	(309,047)

Consumer Durables (0.6%)
iRobot Corp.*	(15,705)	—	(15,705)	(219,713)	—	(219,713)
Middleby Corp., (The)	(2,350)	—	(2,350)	(125,396)	—	(125,396)
QSound Labs, Inc.*	(4,440)	—	(4,440)	(7,237)	—	(7,237)

				(352,346)	—	(352,346)

Consumer Non-Cyclical (0.4%)
Dean Foods Co.*	—	(2,994)	(2,994)	—	(75,359)	(75,359)
Energizer Holdings, Inc.*	—	(966)	(966)	—	(82,052)	(82,052)
Smithfield Foods, Inc.*	—	(2,779)	(2,779)	—	(55,886)	(55,886)

				—	(213,297)	(213,297)

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Consumer Non-Durables (1.9%)
Amish Naturals, Inc.*	(25,959)	—	(25,959)	$(3,894)	$—	$(3,894)
Cal-Maine Foods, Inc.	(6,275)	—	(6,275)	(247,800)	—	(247,800)
Green Mountain CoffeeRoasters, Inc.*	(4,000)	—	(4,000)	(145,960)	—	(145,960)
Lifeway Foods, Inc.*	(7,005)	—	(7,005)	(79,297)	—	(79,297)
Skins, Inc.*	(16,913)	—	(16,913)	(1,251)	—	(1,251)
Star Scientific, Inc.*	(63,737)	—	(63,737)	(205,233)	—	(205,233)
Under Armour, Inc., Class A*	(7,523)	—	(7,523)	(253,600)	—	(253,600)
Valence Technology, Inc.*	(38,015)	—	(38,015)	(136,474)	—	(136,474)

				(1,073,509)	—	(1,073,509)

Consumer Services (3.7%)
Cheesecake Factory, Inc. (The)*	—	(2,404)	(2,404)	—	(36,950)	(36,950)
China Finance Online Co., Ltd.—ADR*	(11,302)	—	(11,302)	(211,913)	—	(211,913)
Constant Contact, Inc.*	(8,190)	—	(8,190)	(140,049)	—	(140,049)
Escala Group, Inc.*	(5,066)	—	(5,066)	(13,881)	—	(13,881)
Genmed Holding Corp.*	(5)	—	(5)	(7)	—	(7)
Harman International Industries, Inc.	—	(1,287)	(1,287)	—	(43,797)	(43,797)
Hearst-Argyle Television, Inc.	—	(1,863)	(1,863)	—	(36,887)	(36,887)
Hibbett Sports, Inc.*	(7,040)	—	(7,040)	(168,256)	—	(168,256)
Iron Mountain, Inc.*	(5,490)	—	(5,490)	(158,716)	—	(158,716)
Lululemon Athletica, Inc.*	(9,267)	—	(9,267)	(179,502)	—	(179,502)
Marriott International, Inc., Class A	—	(1,211)	(1,211)	—	(34,162)	(34,162)
Netflix, Inc.*	(3,470)	—	(3,470)	(107,015)	—	(107,015)
Peetís Coffee & Tea, Inc.*	(5,430)	—	(5,430)	(142,483)	—	(142,483)
PokerTek, Inc.*	(8,680)	—	(8,680)	(35,067)	—	(35,067)
Ritchie Bros. Auctioneers, Inc.	(16,170)	—	(16,170)	(427,858)	—	(427,858)
Scientific Games Corp., Class A*	—	(1,867)	(1,867)	—	(56,215)	(56,215)
Standard Parking Corp.*	(5,680)	—	(5,680)	(123,994)	—	(123,994)
Tim Hortons, Inc.	(3,680)	—	(3,680)	(115,773)	—	(115,773)
Volcom, Inc.*	(5,205)	—	(5,205)	(92,857)	—	(92,857)

				(1,917,371)	(208,011)	(2,125,382)

Energy (1.3%)
CNX Gas Corp.*	—	(1,856)	(1,856)	—	(56,311)	(56,311)
Delta Petroleum Corp.*	(6,710)	—	(6,710)	(120,512)	—	(120,512)
Dril-Quip, Inc.*	(2,670)	—	(2,670)	(146,877)	—	(146,877)
Frontier Oil Corp.	—	(3,698)	(3,698)	—	(71,630)	(71,630)
FuelCell Energy, Inc.*	(18,430)	—	(18,430)	(127,904)	—	(127,904)
Greenhunter Energy, Inc.	(4,230)	—	(4,230)	(66,834)	—	(66,834)
Plains All American Pipeline LP	—	(1,082)	(1,082)	—	(51,557)	(51,557)
Tesoro Corp.	—	(1,996)	(1,996)	—	(37,026)	(37,026)
Tetra Technologies, Inc.*	—	(3,520)	(3,520)	—	(77,933)	(77,933)

				(462,127)	(294,457)	(756,584)

Finance (0.9%)
Arthur J. Gallagher & Co.	—	(2,468)	(2,468)	—	(65,353)	(65,353)
Brown & Brown, Inc.	—	(4,084)	(4,084)	—	(82,987)	(82,987)
Fidelity National Financial, Inc., Class A	—	(4,834)	(4,834)	—	(67,821)	(67,821)
First American Corp.	—	(1,826)	(1,826)	—	(46,143)	(46,143)
Kilroy Realty Corp. (REIT)	—	(653)	(653)	—	(32,683)	(32,683)
Legg Mason, Inc.	—	(1,450)	(1,450)	—	(64,568)	(64,568)
Merrill Lynch & Co., Inc.	—	(772)	(772)	—	(21,886)	(21,886)
Old Republic International Corp.	—	(5,935)	(5,935)	—	(64,869)	(64,869)
Plum Creek Timber Co., Inc.	—	(902)	(902)	—	(44,757)	(44,757)
Taubman Centers, Inc.	—	(964)	(964)	—	(46,793)	(46,793)

				—	(537,860)	(537,860)

Health Care (2.1%)
Allergan, Inc.	—	(1,278)	(1,278)	—	(71,402)	(71,402)
Bodytel Scientific, Inc.*	(4,840)	—	(4,840)	(2,928)	—	(2,928)
Conceptus, Inc.*	(9,945)	—	(9,945)	(168,071)	—	(168,071)
Covance, Inc.*	—	(785)	(785)	—	(74,057)	(74,057)
Coventry Health Care, Inc.*	—	(1,948)	(1,948)	—	(68,219)	(68,219)
Cyberonics, Inc.*	(10,645)	—	(10,645)	(228,335)	—	(228,335)
Elan Corp PLC—ADR*	—	(1,632)	(1,632)	—	(21,852)	(21,852)
Health Net, Inc.*	—	(2,425)	(2,425)	—	(67,051)	(67,051)
Hill-Rom Holdings, Inc.	—	(2,323)	(2,323)	—	(69,550)	(69,550)
Inverness Medical Innovations, Inc.*	—	(1,927)	(1,927)	—	(68,447)	(68,447)
Pure Bioscience*	(34,080)	—	(34,080)	(156,768)	—	(156,768)
RemoteMDX, Inc.*	(72,530)	—	(72,530)	(92,838)	—	(92,838)
Shire Ltd.—ADR	—	(1,296)	(1,296)	—	(68,792)	(68,792)
VCA Antech, Inc.*	—	(2,409)	(2,409)	—	(74,053)	(74,053)

				(648,940)	(583,423)	(1,232,363)

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Industrial (1.8%)
Ener1, Inc.*	(22,188)	—	(22,188)	$(165,523)	$—	$(165,523)
Graco, Inc.	(3,625)	(1,082)	(4,707)	(138,294)	(41,278)	(179,572)
GrafTech International Ltd.*	(6,035)	—	(6,035)	(122,631)	—	(122,631)
Graham Corp.	(1,240)	—	(1,240)	(115,816)	—	(115,816)
Joy Global, Inc.	—	(977)	(977)	—	(69,406)	(69,406)
Kforce, Inc.*	(17,070)	—	(17,070)	(182,308)	—	(182,308)
Pall Corp.	—	(1,627)	(1,627)	—	(66,073)	(66,073)
Stericycle, Inc.*	—	(1,120)	(1,120)	—	(66,416)	(66,416)
Titan Machinery, Inc.*	(3,270)	—	(3,270)	(85,085)	—	(85,085)

				(809,657)	(243,173)	(1,052,830)

Other (0.1%)
China International Tourism Holdings Ltd.*	(5,084)	—	(5,084)	(25)	—	(25)
EW Scripps Co., Class A	—	(7,507)	(7,507)	—	(54,576)	(54,576)

				(25)	(54,576)	(54,601)

Technology (7.5%)
3Par, Inc.	(16,020)	—	(16,020)	(176,220)	—	(176,220)
Advanced Battery Technologies, Inc.*	(11,435)	—	(11,435)	(43,682)	—	(43,682)
Alliant Techsystems, Inc.*	—	(620)	(620)	—	(65,243)	(65,243)
American Superconductor Corp.*	(2,975)	—	(2,975)	(73,096)	—	(73,096)
ANTS Software, Inc.*	(13,984)	—	(13,984)	(12,026)	—	(12,026)
Applied Nanotech Holdings, Inc.*	(8,285)	—	(8,285)	(7,871)	—	(7,871)
Avnet, Inc.*	—	(1,241)	(1,241)	—	(36,423)	(36,423)
Axis Technologies Group, Inc.*	(5,845)	—	(5,845)	(3,507)	—	(3,507)
AXT, Inc.*	(44,675)	—	(44,675)	(161,277)	—	(161,277)
Citrix Systems, Inc.*	—	(2,263)	(2,263)	—	(68,501)	(68,501)
ConSyGen, Inc. ‡*	(200)	—	(200)	—	—	—
Data Domain, Inc.*	(7,355)	—	(7,355)	(168,430)	—	(168,430)
Equinix, Inc.*	—	(693)	(693)	—	(55,786)	(55,786)
Infosys Technologies Ltd.—ADR	(3,450)	—	(3,450)	(142,416)	—	(142,416)
IPG Photonics Corp.*	(7,585)	—	(7,585)	(154,506)	—	(154,506)
Linear Technology Corp.	—	(1,675)	(1,675)	—	(54,672)	(54,672)
LML Payment Systems, Inc.*	(7,808)	—	(7,808)	(15,694)	—	(15,694)
MEMC Electronic Materials, Inc.*	—	(1,367)	(1,367)	—	(67,106)	(67,106)
Monolithic Power Systems, Inc.*	(4,730)	—	(4,730)	(115,270)	—	(115,270)
Nestor, Inc.*	(15,200)	—	(15,200)	(1,216)	—	(1,216)
Nuance Communications, Inc.*	—	(4,087)	(4,087)	—	(64,575)	(64,575)
NVE Corp.*	(3,405)	—	(3,405)	(105,623)	—	(105,623)
ParkerVision, Inc.*	(8,905)	—	(8,905)	(96,174)	—	(96,174)
Rackable Systems, Inc.*	(18,340)	—	(18,340)	(190,002)	—	(190,002)
Rambus, Inc.*	—	(4,103)	(4,103)	—	(72,172)	(72,172)
Red Hat, Inc.*	(13,905)	—	(13,905)	(292,005)	—	(292,005)
Roper Industries, Inc.	—	(939)	(939)	—	(55,476)	(55,476)
Rubicon Technology, Inc.*	(8,295)	—	(8,295)	(101,365)	—	(101,365)
Satyam Computer Services Ltd.—ADR	—	(2,676)	(2,676)	—	(59,568)	(59,568)
Spirit Aerosystems Holdings, Inc., Class A*	—	(2,800)	(2,800)	—	(63,840)	(63,840)
STEC, Inc.*	(10,245)	—	(10,245)	(103,782)	—	(103,782)
SuccessFactors, Inc.*	(17,720)	—	(17,720)	(194,920)	—	(194,920)
Supertex, Inc.*	(3,490)	—	(3,490)	(103,653)	—	(103,653)
Synaptics, Inc.*	(3,025)	—	(3,025)	(158,329)	—	(158,329)
SYNNEX Corp.*	(5,660)	—	(5,660)	(130,123)	—	(130,123)
Texas Instruments, Inc.	—	(2,323)	(2,323)	—	(56,937)	(56,937)
Tiger Telematics, Inc.*	(6,510)	—	(6,510)	(26)	—	(26)
Ultimate Software Group, Inc., (The)*	(6,445)	—	(6,445)	(180,718)	—	(180,718)
Universal Display Corp.*	(5,275)	—	(5,275)	(74,799)	—	(74,799)
Varian Semiconductor Equipment Associates, Inc.*	—	(2,223)	(2,223)	—	(71,803)	(71,803)
Virnetx Holding Corp.	(12,370)	—	(12,370)	(34,265)	—	(34,265)
VMware, Inc. Class A*	(15,095)	—	(15,095)	(599,272)	—	(599,272)
Vyyo, Inc.*	(15,518)	—	(15,518)	(2,638)	—	(2,638)
Xybernaut Corp.*	(35,000)	—	(35,000)	(980)	—	(980)
Zebra Technologies Corp., Class A*	—	(2,010)	(2,010)	—	(62,752)	(62,752)

				(3,443,885)	(854,854)	(4,298,739)

Telecommunications (0.2%)
MetroPCS Communications, Inc.*	—	(4,308)	(4,308)	—	(72,676)	(72,676)
SBA Communications Corp., Class A*	—	(1,864)	(1,864)	—	(65,109)	(65,109)

				—	(137,785)	(137,785)

Transportation (0.5%)

Genco Shipping & Trading Ltd.	(4,660)	—	(4,660)	(292,368)	—	(292,368)

	Shares			Value
	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined	BP Long/Short Equity Fund	WPG 130/30 Large Cap Core Fund	Pro Forma Combined
Utilities (0.6%)
Clean Energy Fuels Corp.*	(13,855)	—	(13,855)	$(238,860)	$—	$(238,860)
Covanta Holding Corp.*	—	(1,903)	(1,903)	—	(52,942)	(52,942)
Great Plains Energy, Inc.	—	(2,814)	(2,814)	—	(65,988)	(65,988)

				(238,860)	(118,930)	(357,790)

TOTAL SECURITIES SOLD SHORT

(Proceeds $13,443,515, $4,352,557, and $17,796,072)				(11,291,671)	(4,014,130)	(15,305,801)

WARRANTS 0.0%
Energy 0.0%
Greenhunter Energy, Inc.
Strike Price $27.50,
Exp. 09/15/11	(423)	—	(423)	—	—	—
TOTAL WARRANTS
(Cost $0)				—	—	—
OTHER ASSETS IN EXCESS OF LIABILITIES 9.1%				5,204,153	32,923	5,237,076

NET ASSETS 100.0%				$44,150,225	$13,501,770	$57,651,995

1 — No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the BP Long/Short Equity Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

* — Non-income producing.

# — Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

† — Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

‡ — Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc. is Board of Directors.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2008 (Unaudited)

	Robeco Boston Partners Long/Short Equity Fund	Robeco WPG 130/30 Large Cap Core Fund	Pro Forma Adjustments		Pro Forma Combined
Assets
Investment in securities, at value †	$50,237,743	$17,482,977	$—		$67,720,720
Cash	—	1,242,474	—		1,242,474
Receivable for investments sold	89,414	—	—		89,414
Receivable from investment adviser	—	41,059	—		41,059
Deposits with brokers for securities sold short	11,772,869	—	—		11,772,869
Receivable for capital shares sold	6,929	—	—		6,929
Dividends and interest receivable	28,041	31,602	—		59,643
Prepaid expenses and other assets	10,306	12,577	—		22,883

Total assets	62,145,302	18,810,689	—		80,955,991

Liabilities
Securities sold short, at fair value*	11,291,671	4,014,130	—		15,305,801
Payable due to prime broker	6,213,823	1,227,995	—		7,441,818
Payable for capital shares redeemed	7,657	—	—		7,657
Payable for investments purchased	267,927	—	—		267,927
Payable to investment adviser	73,739	—	—		73,739
Interest payable	1,353	236	—		1,589
Payable for dividends on securities sold short	1,767	3,856	—		5,623
Other accrued expenses and liabilities	137,140	62,702	—		199,842

Total liabilities	17,995,077	5,308,919	—		23,303,996

Net Assets
Paid-in capital	$43,338,350	$15,712,760	$—		$59,051,110
Undistributed net investment income	—	45,590	—		45,590
Accumulated net realized gain/(loss) from investments	2,278,608	(1,859,618)	—		418,990
Net unrealized appreciation/(depreciation) on investments	(3,618,577)	(735,389)	—		(4,353,966)
Net unrealized appreciation/(depreciation) on investments sold short	2,151,844	338,427	—		2,490,271

Net assets	$44,150,225	$13,501,770	$—		$57,651,995

Institutional Class
Net assets	$36,422,626	$13,501,770	—		$49,924,396

Shares outstanding	2,354,688	901,742	(28,971	)(A)	3,227,459

Net asset value, offering and redemption price per share	$15.47	$14.97	—		$15.47

Investor Class
Net assets	$7,727,599	$—			$7,727,599

Shares outstanding	509,554	—			509,554

Net asset value, offering and redemption price per share	$15.17	$—			$15.17

† Investment in securities, at cost	$53,856,320	$18,218,366			$72,074,686
* Proceeds received, securities sold short	13,443,515	4,352,557			17,796,072

(A) To record share adjustment due to merger.

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

PRO FORMA COMBINED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2008 (Unaudited)

	Robeco Boston Partners Long/Short Equity Fund	Robeco WPG 130/30 Large Cap Core Fund	Pro Forma Adjustments			Pro Forma Combined
Investment Income:
Dividends (1)	$749,472	$362,443	$—			$1,111,915
Interest	294,239	—	—			294,239

Total investment income	1,043,711	362,443	—			1,406,154

Expenses:
Advisory fees	1,370,931	122,506	245,013	(A	)	1,738,450
Distribution fees (Investor Class)	25,109	—	—			25,109
Administration and accounting fees	112,827	88,801	(88,801)	(B	)	112,827
Transfer agent fees	84,125	109,319	(90,000)	(B	)	103,444
Printing and shareholder reporting fees	24,908	12,608	(9,500)	(B	)	28,016
Directors’ and Officers’ fees	35,670	21,523	—			57,193
Custodian fees	37,113	17,340	(13,000)	(B	)	41,453
Professional fees	43,771	59,497	(40,000)	(B	)	63,268
Registration and filing fees	28,018	27,122	(27,122)	(B	)	28,018
Administrative service fees	6,466	2,917	—			9,383
Dividend expense on securities sold short	95,186	67,003	—			162,189
Prime broker interest expense	806,502	23,565	—			830,067
Other expenses	11,846	7,425	(7,425)	(B	)	11,846

Total expenses before waivers and reimbursements	2,682,472	559,626	(30,835)			3,211,263

Less: waivers and reimbursements by Adviser	(232,417)	(234,778)	204,907	(C	)	(262,288)
Less: fees paid indirectly	—	(4,747)	4,747	(D	)	—

Net expenses after waivers and reimbursements	2,450,055	320,101	178,819			2,948,975

Net investment income	(1,406,344)	42,342	(178,819)			(1,542,821)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from
Investments	(5,874,432)	882,131	—			(4,992,301)
Investments sold short	12,990,917	54,661	—			13,045,578
Net change in unrealized appreciation/(depreciation) on:
Investments	(6,216,881)	(4,083,770)	—			(10,300,651)
Investments sold short	(30,470)	338,427	—			307,957

Net realized and unrealized gain/(loss) from investments	869,134	(2,808,551)	—			(1,939,417)

Net decrease in net assets resulting from operations	$(537,210)	$(2,766,209)	$(178,819)			$(3,482,238)

(1) Net of foreign taxes	$(18,764)	$(7,540)	$—			$(26,304)

(A)	Adjustment of Advisory fees to terms of Robeco Boston Partners Long/Short Equity Fund Advisory Agreement.
(B)	Adjustment to eliminate duplicate fees.
(C)	Adjustment to align advisory fee waiver to the terms under Robeco Boston Partners Long/Short Equity Fund expense limitation agreement.
(D)	Fees paid indirectly not applicable in acquiring fund.

ROBECO INVESTMENT FUNDS Robeco Boston Partners Long/Short Equity Fund Notes to Pro Forma Financial Statements — (Unaudited)

1. Description of the Fund. The Robeco Boston Partners Long/Short Equity Fund (the “BP Long/Short Equity Fund” or “Fund”), is a series of The RBB Fund, Inc. (“RBB” or the “Company”). The Company was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios.

2. Basis of Combination. The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Robeco WPG 130/30 Large Cap Core Fund (the “WPG 130/30 Large Cap Core Fund”), a series of the Company, by the BP Long/Short Equity Fund as if such acquisition had taken place as of September 1, 2007.

Under the terms of the Plan of Reorganization, the combination of the WPG 130/30 Large Cap Core Fund and the BP Long/Short Equity Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of WPG 130/30 Large Cap Core Fund in exchange for Institutional Class shares of the BP Long/Short Equity Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the WPG 130/30 Large Cap Core Fund and the BP Long/Short Equity Fund have been combined as of and for the year ended August 31, 2008. Following the acquisition, the BP Long/Short Equity Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the BP Long/Short Equity Fund and the WPG 130/30 Large Cap Core Fund included in their respective annual reports dated August 31, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the WPG 130/30 Large Cap Core Fund by the BP Long/Short Equity Fund had taken place as of September 1, 2007.

3. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Portfolio Valuation. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

ROBECO INVESTMENT FUNDS Robeco Boston Partners Long/Short Equity Fund Notes to Pro Forma Financial Statements — (Unaudited) (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for the Fund. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes. No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Effective February 29, 2008, the Fund adopted FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. However, management’s conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

ROBECO INVESTMENT FUNDS Robeco Boston Partners Long/Short Equity Fund Notes to Pro Forma Financial Statements — (Unaudited) (continued)

Short Sales — When the investment adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the year ended August 31, 2008, the Fund had net charges of $336,604, on borrowed securities. Such amount is included in prime broker interest expense on the statement of operations.

At August 31, 2008, the Fund had securities sold short valued at $15,305,801 for which securities of $38,030,181 and cash deposits of $11,772,869 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the Libor rate plus a spread.

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the year ended August 31, 2008:

Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
366	$11,220,850	4.31%

At August 31, 2008, the Fund had borrowings of $7,441,818. Interest expense for the year ended August 31, 2008 totaled $493,463.

Transactions with Affiliates and Related Parties

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the Fund. For its advisory services with respect to the Fund, Robeco is entitled to receive 2.25% of the Fund’s average daily net assets accrued daily and payable monthly. Until December 31, 2011, Robeco has contractually agreed to limit the Fund’s total operating expenses to the extent that such expenses exceed 2.50% of the Institutional Class and 2.75% of the Investor Class excluding short sale dividend expense and interest expense. This limit is calculated daily based on the Fund’s average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary.

PNC Global Investment Servicing (U.S.), Inc. (“PNC”), formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Fund’s first $200 million of average net assets and 0.095% of the Fund’s average net assets in excess of $200 million, with a minimum monthly fee of $5,833 for the Fund.

ROBECO INVESTMENT FUNDS Robeco Boston Partners Long/Short Equity Fund Notes to Pro Forma Financial Statements — (Unaudited) (continued)

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to the Fund in proportion to its net assets of the RBB funds.

In addition, PNC serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agency services, PNC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000 per class plus per account charges and out-of-pocket expenses.

For providing custodial services to the Fund, PFPC Trust Company, a member of the PNC Financial Services Group, Inc. is entitled to receive a monthly fee equal to an annual rate of 0.01% of the Fund’s average daily gross assets or a minimum monthly fee of $1,000.

During the year ended August 31, 2008, PFPC Distributors, Inc., a member of The PNC Financial Services Group, Inc., provided certain administrative services to the Fund, pursuant to an Administrative Services Agreement. This agreement was terminated effective March 31, 2008. Expenses charged under this agreement are presented separately on the Statement of Operations.

The Board of Directors of the Company has approved a Distribution Agreement and adopted a separate Plan of Distribution for the Investor Class (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the “Distributor”) is entitled to receive from the Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Fund’s 12b-1 Plan.

4. Capital Share Transactions. The pro forma net asset value per share assumes the issuance of shares of the BP Long/Short Equity Fund that would have been issued at August 31, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net assets of the WPG 130/30 Large Cap Core Fund as of August 31, 2008, divided by the net asset value per share of the Institutional shares of the BP Long/Short Equity Fund as of August 31, 2008. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at August 31, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Institutional Shares	2,354,688	872,771	3,227,459
Investor Shares	509,554	N/A	509,554

THE RBB FUND, INC.

FORM N-14

PART C: OTHER INFORMATION

Item 15.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, LLC (“Boston Partners”), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(4), (d)(5), (d)(7), (d)(8), and (d)(11), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(10) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits (d)(13), (d)(16) and (d)(17) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. (“PFPC”), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) and incorporated herein by reference as exhibit (d)(15) provides for the indemnification of Hilliard against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) and incorporated herein by reference as exhibits (d)(6) and (d)(12) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, and incorporated herein by reference as exhibit (d)(20) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund, and incorporated herein by reference as exhibit (d)(24) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) and incorporated herein by reference as exhibit (d)(25) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Abundance Technologies, Inc., (“Abundance”) and incorporated herein by reference as exhibit (d)(26) provides for the indemnification of Abundance against certain losses.

Section 13 of each of the Investment Advisory Agreements between the Registrant and Sustainable Asset Management USA., (“SAM”) and incorporated herein by reference as exhibits (d)(27) and (d)(28) provides for the indemnification of SAM against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns Multifactor 130/30 US Core Equity Fund, and incorporated herein by reference as exhibit (d)(29) provides for the indemnification of Bear Stearns against certain losses.

Item 16.	EXHIBITS

(1)		Articles of Incorporation.

	a)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	b)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	c)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

g)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

h)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

i)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

j)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

k)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

l)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

m)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

n)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

o)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

p)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

q)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

r)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

s)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

t)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

u)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

v)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

w)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

x)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

y)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

z)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

aa)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

bb)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

cc)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

dd)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

ee)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

ff)	Articles Supplementary of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

gg)	Articles of Amendment to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

hh)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

ii)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

jj)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

kk)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

ll)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

mm)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

nn)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

oo)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

pp)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

qq)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No.33-20827) filed on July 18, 2006.

rr)	Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

ss)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

tt)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

uu)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

vv)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

ww)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

xx)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No.33-20827) filed on July 13, 2007.

yy)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No.33-20827) filed on July 17, 2007.

	zz)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No.33-20827) filed on September 4, 2007.

	aaa)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No.123 to the Registrant’s Registration Statement (No.33-20827) filed on December 17, 2007.

	bbb)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(2)		By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(3)		Not applicable.

(4)		Plan of Reorganization dated , is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)		Instruments Defining Rights of Security Holders.

	a)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	b)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(6)		Investment Advisory Contracts.

	a)	Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	b)	Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	c)	Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	d)	Amended and Restated Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

	e)	Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	f)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

g)	Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

h)	Amendment to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

i)	Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

j)	Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

k)	Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

l)	Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

m)	Investment Advisory Agreement (Robeco WPG Core Bond Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2005.

n)	Interim Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

o)	Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

p)	Investment Advisory Agreement (Robeco WPG Large Cap Growth Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

q)	Investment Advisory Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

r)	Contractual Fee Waiver Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund) dated April 29, 2005 between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

s)	Interim Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

t)	Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

u)	Interim Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

v)	Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

w)	Interim Investment Advisory Agreement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

x)	Investment Advisory Agreement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

y)	Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

z)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

aa)	Investment Advisory Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

bb)	Investment Advisory Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

cc)	Investment Advisory Agreement (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

dd)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) dated October 9, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

ee)	Contractual Fee Waiver Agreement (Schneider Value Fund) dated October 9, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

ff)	Contractual Fee Waiver Agreement (Bogle Small Cap Growth Fund) dated October 10, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

gg)	Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

hh)	Contractual Fee Waiver Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	ii)	Contractual Fee Waiver Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	jj)	Contractual Fee Waiver Agreement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and Bear Stearns Asset Management is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	kk)	Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	ll)	Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	mm)	Form of Contractual Fee Waiver (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and Bear Stearns Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(7)		Underwriting Contracts.

	a)	Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

	b)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	c)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	d)	Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	e)	Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	f)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund – Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	g)	Distribution Agreement Supplement (Robeco WPG Large Cap Growth Fund – Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	h)	Distribution Agreement Supplement (Robeco WPG Tudor Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	i)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund - Retirement Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	j)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	k)	Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

	l)	Distribution Agreement Supplement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	m)	Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	n)	Distribution Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	o)	Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	p)	Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	q)	Form of Distribution Agreement Supplement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	r)	Form of Distribution Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	s)	Form of Distribution Agreement Supplement (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and Bear Stearns Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(8)		Bonus or Profit Sharing Contracts.

	a)	Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

	b)	Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(9)		Custodian Agreements.

a)	Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)	Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)	Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)	Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)	Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

f)	Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

g)	Custodian Agreement Supplement (Boston Partners Bond Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

h)	Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

i)	Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

j)	Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

k)	Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

l)	Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

m)	Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

n)	Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	o)	Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	p)	Custodian Agreement (Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Mellon Trust of New England N.A. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	q)	Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	r)	Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	s)	Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

	t)	Custodian Agreement Supplement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	u)	Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	v)	Custodian Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	w)	Custodian Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	x)	Custodian Agreement Supplement (Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	y)	Custodian Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	z)	Custodian Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	aa)	Amendment No. 2 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

	bb)	Form of Custodian Agreement Supplement (Bear Stearns Multifactor 130/30 U.S. Core Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(10)		Rule 12b-1 Plans.

	a)	Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)	Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)	Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)	Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)	Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)	Plan of Distribution (Boston Partners Large Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

g)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

h)	Plan of Distribution (Boston Partners Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

i)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

j)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

k)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

l)	Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

m)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

n)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

o)	Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

	p)	Plan of Distribution pursuant to Rule 12b-1 (Robeco WPG Core Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

	q)	Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

	r)	Plan of Distribution Agreement pursuant to Rule 12b-1 (Robeco WPG 130/30 Large Cap Core Fund f/k/a/ Robeco WPG Large Cap Growth Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

	s)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	t)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	u)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	v)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	w)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	x)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	y)	Plan of Distribution pursuant to Rule 12b-1 (Bear Stearns Multifactor 130/30 US Core Equity Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(11)		Legal Opinion.

Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable. (To be filed by amendment.)

(12)		Other Opinions

Opinion of counsel with respect to certain tax consequences. (Filed herewith.)

(13)		Other Material Contracts.

	a)	Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	b)	Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)	Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)	Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)	Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)	Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

g)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

h)	Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

i)	Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

j)	Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

k)	Administration and Accounting Services Agreement (Boston Partners Large Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

l)	Transfer Agency Agreement Supplement (Boston Partners Large Cap Value Fund, Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

m)	Transfer Agency Agreement Supplement (Boston Partners Large Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

n)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

o)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

p)	Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

q)	Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

r)	Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

s)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

t)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

u)	Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

v)	Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 33-20827) filed on June 25, 1998.

w)	Administrative Services Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

x)	Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

y)	Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

z)	Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

aa)	Form of Administrative Services Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

bb)	Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

cc)	Transfer Agency Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

dd)	Administrative Services Agreement (Bogle Small Cap Growth Fund) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

ee)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

ff)	Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

gg)	Fee Waiver Agreement for n/i numeric investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

hh)	Administration and Accounting Services Agreement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

ii)	Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

jj)	Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

kk)	Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

ll)	Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

mm)	Administrative Services Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

nn)	Transfer Agency Supplement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

oo)	Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

pp)	Administrative Services Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

qq)	Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

rr)	Administrative Services Agreement Supplement (Boston Partners Funds - Investor Shares) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

ss)	Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

tt)	Regulatory Administration Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

uu)	Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

vv)	Administrative Services Agreement Supplement (Robeco WPG Core Bond Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

ww)	Administrative Services Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

xx)	Administrative Services Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

yy)	Transfer Agency Agreement Supplement (Robeco WPG Core Bond Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

zz)	Transfer Agency Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

aaa)	Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

bbb)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

ccc)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Large Cap Growth Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

ddd)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

eee)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund – Retirement Class) is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

fff)	Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

ggg)	Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

hhh)	Administrative Services Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

iii)	Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

jjj)	Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

kkk)	Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

lll)	Administrative Services Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

mmm)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

nnn)	Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

ooo)	Interim Delegation Agreement (Money Market Portfolio) between Registrant, PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

ppp)	Administration and Accounting Services Agreement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

qqq)	Form of Administrative Services Agreement Supplement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PFPC Distributors Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

rrr)	Transfer Agency Agreement Supplement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

sss)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

ttt)	Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

uuu)	Amended Schedule A to Regulatory Administration Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

vvv)	Form of Administrative Services Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

www)	Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

xxx)	Administrative Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

yyy)	Form of Administrative Services Agreement Supplement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

zzz)	Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

aaaa)	Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

bbbb)	Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

cccc)	Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

dddd)	Form of Administrative Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	eeee)	Form of Administrative Services Agreement Supplement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	ffff)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	gggg)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	hhhh)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	iiii)	Services Agreement pursuant to Rule 22c-2 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33- 20827) filed on December 28, 2007.

	jjjj)	Form of Administration and Accounting Services Agreement (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33- 20827) filed on February 27, 2008.

	kkkk)	Form of Transfer Agency Agreement Supplement (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33- 20827) filed on February 27, 2008.

	llll)	Form of Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns Multifactor 130/30 US Core Equity Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33- 20827) filed on February 27, 2008.

	mmmm)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Bear Stearns Multifactor 130/30 US Core Equity Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33- 20827) filed on February 27, 2008.

	nnnn)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Bear Stearns Multifactor 130/30 US Core Equity Fund – Class I) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33- 20827) filed on February 27, 2008.

(14)		Consent of Independent Registered Public Accounting Firm. (Filed herewith.)

(15)		Not applicable.

(16)		Powers of Attorney. (Filed herewith.)

(17)	(a)	Form of Proxy Card. (Filed herewith.)

	(b)	Prospectus dated [December 31, 2008] of the Robeco Investment Funds. (To be incorporated by amendment.)

	(c)	Statement of Additional Information dated [December 31, 2008] of the Robeco Investment Funds. (To be incorporated by amendment.)

	(d)	Annual Report to Shareholders dated August 31, 2008 of the Robeco Investment Funds (Accession No.: 0000935069-08-002640) is incorporated herein by reference.

Item 17.	UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this registrant statement has been signed on behalf of the Registrant, in the City of Wilmington, and State of Delaware, on the 12th day of December, 2008.

THE RBB FUND, INC.

By:	/s/ Edward J. Roach
Edward J. Roach
President and Treasurer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Edward J. Roach	President (Principal Executive Officer) and Treasurer (Principal Financial and	December 12, 2008
Edward J. Roach	Accounting Officer)

*J. Richard Carnall	Director	December 12, 2008
J. Richard Carnall

*Francis J. McKay	Director	December 12, 2008
Francis J. McKay

*Marvin E. Sternberg	Director	December 12, 2008
Marvin E. Sternberg

*Julian A. Brodsky	Director	December 12, 2008
Julian A. Brodsky

*Arnold M. Reichman	Director	December 12, 2008
Arnold M. Reichman

*Robert Sablowsky	Director	December 12, 2008
Robert Sablowsky

*Robert Straniere	Director	December 12, 2008
Robert Straniere

*Nicholas A. Giordano	Director	December 12, 2008
Nicholas A. Giordano

*Mark A. Sargent	Director	December 12, 2008
Mark A. Sargent

*By:	/s/ Edward J. Roach	December 12, 2008
Edward J. Roach
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Francis J. McKay
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Marvin E. Sternberg
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Julian Brodsky
Julian Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Arnold Reichman
Arnold Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 10, 2002

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	June 8, 2006

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Mark A. Sargent, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 21, 2006

/s/ Mark A. Sargent
Mark A. Sargent

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 21, 2006

/s/ Nicholas A. Giordano
Nicholas A. Giordano

EXHIBIT INDEX

12	Tax Opinion

14	Consent of Registered Public Accounting Firm

17(a)	Form of Proxy Card